UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: November 1, 2008 — April 30, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PINCX

Putnam Income Fund

Semiannual Report 4|30|09

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Since 1937, when George Putnam created a prudent mix of stocks and bonds in a single, professionally managed portfolio, we have championed the wisdom of the balanced approach. Today, we offer a world of equity, fixed-income, multi-asset, and absolute-return portfolios so investors can pursue a range of financial goals. Our seasoned portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in service excellence, in the value of experienced financial advice, and in putting clients first in everything we do.

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

Putnam
Income
Fund

Semiannual Report
4 | 30 | 09

Message from the Trustees	2

About the fund	4

Performance snapshot	6

Interview with your fund’s Portfolio Manager	7

Performance in depth	11

Expenses	13

Portfolio turnover	15

Your fund’s management	15

Terms and definitions	17

Trustee approval of management contract	18

Other information for shareholders	23

Financial statements	24

Message from the Trustees

Dear Fellow Shareholder:

Since the fourth quarter of 2007, investors have endured one of the most difficult downturns in decades, but there now seem to be early signs that the storm clouds may be starting to clear in the stock market. Although this downturn is far from over and we remain cautious, we are encouraged by a number of developments.

Before its climb was interrupted by profit taking in early May, the stock market experienced a two-month run-up from its March lows. Although many analysts agree that the stock market is in the process of bottoming out, they are careful to note that the market is fairly valued today and that it will require positive corporate earnings growth to continue its climb.

The outlook for the fixed-income market is less clear. Hundreds of billions of dollars in economic stimulus spending have increased the U.S. deficit, which may weaken demand for Treasuries. Corporate and municipal debt may fare slightly better.

Under President and CEO Robert L. Reynolds, Putnam Investments has instituted several changes in order to position Putnam mutual funds for a market recovery. In April, Walter C. Donovan, a 25-year investment industry veteran, joined Putnam as Chief Investment Officer. Mr. Donovan will lead a reinvigorated investment organization strengthened by the arrival during the past few months of several well-regarded senior portfolio managers, research analysts, and equity traders.

We also are pleased to announce that Ravi Akhoury has been elected to the Board of Trustees of the Putnam Funds and W. Thomas Stephens has rejoined the Board. From 1992 to 2007, Mr. Akhoury was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management. He serves as advisor to New York Life Insurance Company, and previously was a member of its Executive Management Committee.

Mr. Stephens retired in December 2008 as Chairman and Chief Executive Officer of Boise Cascade, L.L.C., a paper, forest products, and timberland assets company. He is a Director of TransCanada Pipelines, Ltd., an energy infrastructure company. From 1997 to 2008, Mr. Stephens served on the Board of Trustees of the Putnam Funds. Until 2004, he also was a Director of Xcel Energy Incorporated, Qwest Communications, and Norske Canada, Inc.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

Seeking high current income across a broad range of fixed-income securities

Over Putnam Income Fund’s 55-year history, the bond landscape has undergone a dramatic transformation. A significant portion of the U.S. investment-grade sector, the fund’s primary focus, is now composed of “securitized” debt instruments, including mortgage- and asset-backed securities. The high-yield corporate bond sector, which was established in the late 1970s, has also grown significantly and is now considered a mature asset class. And outside the United States, there are new opportunities to invest in the debt of developed and emerging-market countries.

Amid this evolution of the fixed-income markets, the investment objective of Putnam Income Fund has remained constant. In a letter to Putnam shareholders in 1963, George Putnam, Jr. expressed it this way: “We have in mind those people who need a liberal current return…” Mr. Putnam’s choice of “current return” rather than “current income” captures the investment philosophy of the fund today: that high current income should be pursued within a total return context and that risk management is as important as yield in maintaining a high current income stream.

Successful investing in today’s global bond market requires broad expertise. Putnam’s fixed-income organization is divided into teams of specialists who focus on varied investment opportunities. Each team identifies compelling opportunities within its area of expertise. The fund’s managers select from among these opportunities, systematically building a diversified portfolio that carefully balances risk and return.

Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses.

Key fixed-income
return sources

Securitized: Interest-rate cycles affect mortgage- and asset-backed securities (MBSs/ ABSs). Because MBSs are the securitized cash flows of mortgages, prepayment rates are another consideration. For ABSs, managers monitor the credit quality of the underlying assets, which comprise the securitized cash flow of anything from credit card debt to manufactured housing debt.

Credit: Corporate bond performance tends to track the health of the overall economy more closely than other bonds. These bonds are less sensitive to interest-rate movements; they tend to perform well when the economy strengthens, often in spite of the higher rates that accompany stronger growth.

Government: Interest-rate levels are also a primary driver of government bond performance. Generally, bond prices decline when interest rates rise, and rise when interest rates fall. Interest rates — and bond yields — rise and fall according to investor expectations about the overall health of the economy.

Optimizing the risk/return trade-off across multiple sectors

* May include exposure to derivative investments.

Putnam believes that building a diversified portfolio with multiple income-generating strategies is the best way to pursue your fund’s objectives. The fund’s portfolio is normally composed of a broad spectrum of government, credit, and securitized debt instruments.

Weightings are shown as a percentage of the fund’s net assets. Allocations and holdings in each sector will vary over time. For more information on current fund holdings, see pages 25–65.

4	5

Performance snapshot

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 7 and 11–13 for additional performance information. For a portion of the periods, this fund may have limited expenses, without which returns would have been lower. Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark and Lipper category were not in existence at the time of the fund’s inception. The Barclays Capital Aggregate Bond Index commenced 12/31/75. The Lipper category commenced 12/31/59.

† Returns for the six-month period are not annualized, but cumulative.

Interview with your
fund’s Portfolio Manager

Rob Bloemker

How did Putnam Income Fund perform during the past six months, Rob?

On an absolute basis, it was a period of improved performance for the fund. However, on a relative basis, the fund’s results were mixed. Specifically, the fund returned 6.46% at net asset value, trailing its benchmark index — the Barclays Capital Aggregate Bond Index — which returned 7.74%, but beating the 5.77% average for its Lipper peer group, Corporate Debt Funds A-Rated.

How would you characterize the bond market environment over this period?

The period encompassed two very different market environments. During November and the first half of December, the turbulent environment that followed the September liquidation of investment bank Lehman Brothers continued. Reports of another significant drop in commercial and residential property values led to panic selling of credit instruments by individuals and institutions. Interest-rate spreads, or the differences in yield between credit instruments and U.S. Treasury securities, widened to historically unprecedented levels. All market sectors, except for Treasuries, performed poorly as investors fled from risk.

Responding to the dramatically reduced access to credit that plunged the nation into the deepest economic downturn since the

Broad market index and fund performance

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/09. See page 6 and pages 11–13 for additional fund performance information. Index descriptions can be found on page 17.

Great Depression, the Federal Reserve Board [the Fed] and several non-U.S. central banks initiated a series of interest-rate reductions designed to stimulate economic activity. In addition, the Fed and the U.S. Treasury introduced several new lending facilities that were intended to “prime the pump” for renewed credit flows among large financial institutions. After the Fed reduced the federal funds rate — the benchmark short-term lending rate — to near zero, it shifted its strategy to “quantitative easing.” Quantitative easing involved purchasing bank securities to inject even more money into the system in an effort to spur additional bank lending. In early February 2009, Congress approved an $800 billion stimulus package designed to buoy the economy with new spending. Then in March, Treasury Secretary Timothy Geithner announced a public/private partnership to purchase “toxic” mortgage assets from banks as another way to restore credit flows. As a result of these governmental initiatives, credit markets began to stabilize in mid-December and rebounded impressively during the balance of the period.

As you noted earlier, the fund lagged its benchmark but outperformed its Lipper peer group average. What were the reasons for this contrasting relative performance?

Holdings of non-government-agency mortgage-backed securities [MBS], such as manufactured housing bonds, and commercial MBS were the primary detractors versus the benchmark, as these sectors underper-formed the index significantly. I reduced the overall level of commercial mortgage assets in the fund during the period and shifted to short-term commercial mortgages and residential mortgages.

In addition, I maintained a lower-than-benchmark weighting in corporate bonds, which helped results early in the period when

Comparison of top sector weightings*

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

* May include exposure to derivative investments.

corporate bonds were underperforming. However, as corporate bonds rallied during the balance of the period, the fund’s underweight exposure detracted from relative performance for the period as a whole.

As the recovery in the corporate bond market began to take hold in the early months of 2009, the corporate new-issue market revived and I added to the fund’s holdings, focusing on investment-grade bonds issued by industrial companies and public utilities. In my view, these sectors presented attractive opportunities because industrial and utility bonds typically offer reliable cash flows with limited credit risk. However, despite these additions, the fund’s overall allocation to corporate bonds remained below the benchmark’s weight.

With respect to what helped performance, the fund’s holdings of government-agency MBS — including collateralized mortgage obligations [CMOs] — contributed to results versus both the benchmark and the peer group. This sector, which includes bonds issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, rebounded strongly during the January-to-April period, driven by various federal government programs designed to help stabilize the housing market. In particular, the fund’s investments in agency mortgage-backed interest-only securities [MBS IOs] and inverse floating-rate securities [inverse floaters] benefited from the slow rate at which mortgages were being prepaid.

By way of background, CMOs are structured mortgage-backed securities that use pools of mortgage pass-through bonds, or mortgage loans themselves, as collateral and carve the cash flows into different classes to meet the needs of various investors. MBS IOs are securities derived from the interest portion of the underlying mortgages. Inverse floaters are a type of debt instrument whose coupon rate — or annual interest rate — has

Credit quality overview

Credit qualities shown as a percentage of portfolio value as of 4/30/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time.

an inverse relationship to short-term interest rates. When short-term rates decline — which is what occurred during the period — inverse floaters appreciate in price.

What other strategies helped relative performance?

I positioned the fund to benefit from a steeper yield curve by overweighting its allocation to short-term versus long-term bonds, which bolstered relative returns. We believed, correctly, that the yield curve would become steeper as the government significantly ramped up spending to deal with the economic crisis and concern grew over budget deficits and the potential for future inflation. As a reminder, the yield curve is a graphical representation of the difference in yields between shorter- and longer-term bonds.

What is your outlook for the economy and the fund in the coming months, Rob?

We have moderated our economic outlook somewhat and, at present, do not anticipate that the recession will worsen to extreme levels. We currently believe that the economy likely will begin to grow again in the near term, but growth will be weak for an extended period of time.

That said, while we have been pleased with the credit market rebound thus far in 2009, we also recognize that the market environment remains fragile. Consequently, I currently plan to maintain our cautious approach toward corporate bonds. We remain wary of moving too far down the credit-rating spectrum — in both the corporate and mortgage-backed sectors — and are focusing on higher-quality securities that are generating what we believe to be very secure cash flows. In light of continuing economic uncertainty, our strategy, in a nutshell, is to hold bonds that will produce steady returns even if the economy performs worse than we currently anticipate.

Thanks again, Rob, for sharing your time and insights with us.

IN THE NEWS

The Obama administration estimates a record $1.84 trillion budget deficit for 2009. The combination of higher government debt and stimulus spending has cooled investors’ attitudes toward Treasury bonds, whose prices have fallen more than 20% since the start of 2009, despite their safe-haven status. Historically, Treasury bonds have been among the investments most vulnerable to fears of rising inflation, which can result from increased government spending. Massive government stimulus often leads to higher prices for consumer goods because the Federal Reserve Board, in effect, prints more money to pay for the additional spending. This, in turn, can diminish the purchasing power of the dollar.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2009, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/09

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/54)		(3/1/93)		(7/26/99)		(12/14/94)		(1/21/03)	(6/16/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	7.48%	7.40%	6.49%	6.49%	6.67%	6.67%	7.03%	6.97%	7.22%	7.55%

10 years	35.65	30.25	25.99	25.99	25.92	25.92	32.23	27.86	32.49	39.16
Annual average	3.10	2.68	2.34	2.34	2.33	2.33	2.83	2.49	2.85	3.36

5 years	4.48	0.29	0.77	–0.86	0.67	0.67	3.27	–0.05	3.34	5.76
Annual average	0.88	0.06	0.15	–0.17	0.13	0.13	0.65	–0.01	0.66	1.13

3 years	–0.75	–4.79	–2.85	–5.32	–2.96	–2.96	–1.54	–4.74	–1.49	–0.09
Annual average	–0.25	–1.62	–0.96	–1.81	–1.00	–1.00	–0.52	–1.61	–0.50	–0.03

1 year	–9.58	–13.17	–10.18	–14.34	–10.15	–10.98	–9.75	–12.73	–9.78	–9.31

6 months	6.46	2.26	6.09	1.09	6.09	5.09	6.23	2.73	6.35	6.53

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 4.00% and 3.25% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Comparative index returns For periods ended 4/30/09

	Barclays Capital Aggregate	Lipper Corporate Debt Funds A-Rated
	Bond Index	category average*

Annual average (life of fund)	—†	—†

10 years	74.32%	48.13%
Annual average	5.71	3.96

5 years	26.28	10.16
Annual average	4.78	1.90

3 years	19.13	4.90
Annual average	6.01	1.53

1 year	3.84	–4.47

6 months	7.74	5.77

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, and 10-year periods ended 4/30/09, there were 164, 161, 155, 141, and 67 funds, respectively, in this Lipper category.

† The fund’s benchmark and Lipper category were not in existence at the time of the fund’s inception. The Barclays Capital Aggregate Bond Index commenced 12/31/75. The Lipper category commenced 12/31/59.

Fund price and distribution information For the six-month period ended 4/30/09

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.234		$0.214	$0.215	$0.228		$0.228	$0.240

Capital gains	—		—	—	—		—	—

Total	$0.234		$0.214	$0.215	$0.228		$0.228	$0.240

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

10/31/08	$5.35	$5.57	$5.32	$5.33	$5.28	$5.46	$5.34	$5.40

4/30/09	5.44	5.67	5.41	5.42	5.36	5.54	5.43	5.49

Current yield (end of period)	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

Current dividend rate [1]	8.60%	8.25%	7.76%	7.97%	8.51%	8.23%	8.40%	8.74%

Current 30-day SEC yield [2,3]
(with expense limitation)	N/A	7.67	7.26	7.26	N/A	7.50	7.75	8.24

Current 30-day SEC yield [3]
(without expense limitation)	N/A	7.48	7.06	7.06	N/A	7.30	7.54	8.04

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 For a portion of the period, this fund may have limited expenses, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/09

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/54)		(3/1/93)		(7/26/99)		(12/14/94)		(1/21/03)	(6/16/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	7.40%	7.32%	6.41%	6.41%	6.59%	6.59%	6.95%	6.89%	7.13%	7.47%

10 years	29.93	24.77	20.59	20.59	20.48	20.48	26.75	22.57	26.67	33.11
Annual average	2.65	2.24	1.89	1.89	1.88	1.88	2.40	2.06	2.39	2.90

5 years	–2.83	–6.75	–6.35	–7.86	–6.27	–6.27	–4.04	–7.17	–4.08	–1.77
Annual average	–0.57	–1.39	–1.30	–1.62	–1.29	–1.29	–0.82	–1.48	–0.83	–0.36

3 years	–5.67	–9.48	–7.72	–10.07	–7.65	–7.65	–6.35	–9.37	–6.42	–5.04
Annual average	–1.93	–3.27	–2.64	–3.48	–2.62	–2.62	–2.16	–3.23	–2.19	–1.71

1 year	–13.72	–17.12	–14.47	–18.43	–14.28	–15.08	–14.08	–16.89	–14.08	–13.60

6 months	–8.02	–11.73	–8.43	–12.82	–8.40	–9.28	–8.24	–11.26	–8.31	–8.17

Fund’s annual operating expenses For the fiscal year ended 10/31/08

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses*	1.00%	1.75%	1.75%	1.25%	1.25%	0.75%

Total annual fund operating expenses	1.09	1.84	1.84	1.34	1.34	0.84

* Reflects Putnam Management’s decision to contractually limit expenses through 10/31/09.

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The following table shows the expenses you would have paid on a $1,000 investment in Putnam Income Fund from November 1, 2008, to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*	$5.02	$8.84	$8.84	$6.29	$6.29	$3.74

Ending value (after expenses)	$1,064.60	$1,060.90	$1,060.90	$1,062.30	$1,063.50	$1,065.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2009, use the following calculation method. To find the value of your investment on November 1, 2008, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*	$4.91	$8.65	$8.65	$6.16	$6.16	$3.66

Ending value (after expenses)	$1,019.93	$1,016.22	$1,016.22	$1,018.70	$1,018.70	$1,021.17

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using industry averages

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Your fund’s annualized
expense ratio	0.98%	1.73%	1.73%	1.23%	1.23%	0.73%

Average annualized expense
ratio for Lipper peer group*	0.98%	1.73%	1.73%	1.23%	1.23%	0.73%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of front-end load funds in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce fund expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect 12b-1 fees. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 3/31/09.

Your fund’s portfolio turnover

Putnam funds are actively managed by experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund’s managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund’s average portfolio value within a given period. Funds with high turnover may be more likely to generate capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the following table to compare your fund’s turnover with the average turnover for funds in its Lipper category.

Turnover comparisons Percentage of holdings that change every year

	2008	2007	2006	2005	2004

Putnam Income Fund	200%	323%	239%	300%	441%

Lipper Corporate Debt Funds
A-Rated category average	107%	106%	138%	152%	163%

Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on October 31. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2008 is based on information available as of 12/31/08.

Your fund’s management

In addition to Rob Bloemker, your fund’s Portfolio Managers are Carl Bell, Kevin Murphy, Michael Salm, and Raman Srivastava.

Portfolio management fund ownership

The following table shows how much the fund’s current Portfolio Managers have invested in the fund and in all Putnam mutual funds (in dollar ranges). Information shown is as of April 30, 2009, and April 30, 2008.

N/A indicates the individual was not a Portfolio Manager as of 4/30/08.

Trustee and Putnam employee fund ownership

As of April 30, 2009, all of the Trustees of the Putnam funds owned fund shares. The following table shows the approximate value of investments in the fund and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

	Assets in the fund	Total assets in all Putnam funds

Trustees	$1,074,000	$32,000,000

Putnam employees	$5,629,000	$339,000,000

Other Putnam funds managed by the Portfolio Managers

Rob Bloemker is also a Portfolio Manager of Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Global Income Trust, Putnam Master Intermediate Income Trust, Putnam Premier Income Trust, and Putnam U.S. Government Income Trust.

Carl Bell is also a Portfolio Manager of Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund.

Kevin Murphy is also a Portfolio Manager of Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Diversified Income Trust, Putnam Master Intermediate Income Trust, and Putnam Premier Income Trust.

Michael Salm is also a Portfolio Manager of Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Global Income Trust, and Putnam U.S. Government Income Trust.

Raman Srivastava is also a Portfolio Manager of Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Global Income Trust, and The George Putnam Fund of Boston.

Rob Bloemker, Carl Bell, Kevin Murphy, Michael Salm, and Raman Srivastava may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2008.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and
categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of your fund voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 28th percentile in management fees and in the 24th percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). (Because the fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case).

The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not be applied to your fund because it had a below-average expense ratio relative to its custom peer group.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper Corporate Debt Funds A-Rated) for the one-year, three-year and five-year periods ended December 31, 2007 (the first percentile being the best-performing funds and the 100th percentile being the worst-performing funds):

One-year period	42nd

Three-year period	27th

Five-year period	47th

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Over the one-year, three-year and five-year periods ended December 31, 2007, there were 172, 155, and 132 funds, respectively, in your fund’s Lipper peer group.* Past performance is no guarantee of future returns.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of

* The percentile rankings for your fund’s class A share annualized total return performance in the Lipper Corporate Debt Funds A-Rated category for the one-year, five-year, and ten-year periods ended March 31, 2009 were 92%, 79%, and 84%, respectively. Over the one-year, five-year, and ten-year periods ended March 31, 2009, your fund ranked 149th out of 162, 111th out of 140, and 57th out of 67 funds, respectively. Note that this more recent information was not available when the Trustees approved the continuance of your fund’s management contract.

which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvest-ment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The fund’s portfolio 4/30/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (69.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.9%)
Government National Mortgage Association Graduated
Payment Mortgages 11s, with due dates from March 15, 2010
to August 15, 2010	$1,541	$1,586

Government National Mortgage Association Pass-Through Certificates
6 1/2s, TBA, May 1, 2039	30,000,000	31,504,686
4 1/2s, TBA, May 1, 2039	45,000,000	45,900,000

		77,406,272
U.S. Government Agency Mortgage Obligations (60.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5 1/2s, TBA, May 1, 2039	2,000,000	2,068,750

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017	17,058	18,170
7s, TBA, May 1, 2039	4,000,000	4,292,500
6 1/2s, TBA, May 1, 2039	83,000,000	87,915,160
5 1/2s, TBA, May 1, 2039	1,000,000	1,035,938
5 1/2s, May 1, 2033 [i]	14,811,739	15,426,130
5 1/2s, TBA, May 1, 2024	70,000,000	72,843,750
5s, TBA, June 1, 2039	18,000,000	18,463,360
5s, TBA, May 1, 2039	77,000,000	79,195,701
5s, TBA, May 1, 2024	19,000,000	19,653,125
4 1/2s, TBA, May 1, 2039	217,000,000	220,797,500
4s, TBA, May 1, 2024	1,000,000	1,013,125

		522,723,209
Total U.S. government and agency mortgage obligations (cost $599,231,841)		$600,129,481

MORTGAGE-BACKED SECURITIES (44.6%)*	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	$1,101,907	$1,217,133
FRB Ser. 97-D5, Class A5, 7.278s, 2043	180,000	126,735

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	1,213,000	871,544
Ser. 07-2, Class A2, 5.634s, 2049	945,000	803,156
Ser. 06-4, Class A2, 5.522s, 2046	4,884,000	4,483,069
FRB Ser. 05-1, Class A5, 5.238s, 2042	103,000	82,368
Ser. 05-6, Class A2, 5.165s, 2047	530,000	482,409
Ser. 07-5, Class XW, IO, 0.606s, 2051	23,439,663	351,595
Ser. 07-1, Class XW, IO, 0.463s, 2049	11,470,732	125,878

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	530,000	357,665
Ser. 04-4, Class XC, IO, 0.29s, 2042	22,822,056	242,596
Ser. 02-PB2, Class XC, IO, 0.228s, 2035	27,701,201	455,266
Ser. 04-5, Class XC, IO, 0.227s, 2041	36,950,554	304,295
Ser. 05-1, Class XW, IO, 0.144s, 2042	118,679,175	176,120
Ser. 06-4, Class XC, IO, 0.122s, 2046	40,604,450	252,495
Ser. 06-5, Class XC, IO, 0.117s, 2016	82,870,186	496,740
Ser. 05-4, Class XC, IO, 0.114s, 2045	62,202,522	263,266

Banc of America Funding Corp. FRB Ser. 06-D, Class 6A1, 5.935s, 2036	122,911	61,455

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.401s, 2018	$273,000	$270,639
FRB Ser. 04-BBA4, Class G, 1.151s, 2018	365,000	361,806

Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.451s, 2022	409,000	223,332
FRB Ser. 05-MIB1, Class J, 1.501s, 2022	1,095,000	383,250

Banc of America Mortgage Securities Ser. 05-E, Class 2, IO, 0.3s, 2035	20,400,392	57,376

Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3,
5.436s, 2033	499,244	497,856

Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037	9,411,393	560,919
Ser. 06-4A, IO, 2.331s, 2036	1,452,228	108,930
Ser. 04-2, IO, 2.22s, 2034	2,062,462	61,461
Ser. 05-1A, IO, 2.15s, 2035	3,208,633	109,414
Ser. 04-3, IO, 2.15s, 2035	2,282,895	68,030
Ser. 06-2A, IO, 1.798s, 2036	1,809,979	109,811
Ser. 05-3A, IO, 1.6s, 2035	9,056,375	466,648
Ser. 07-5A, IO, 1.55s, 2037	7,585,446	552,979
FRB Ser. 05-1A, Class A1, 0.738s, 2035	751,914	436,110

Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	2,727,194	1,219,713
Ser. 04-9, Class 1A1, 4.977s, 2034	104,226	58,652

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032	379,000	214,954
Ser. 07-PW17, Class A3, 5.736s, 2050	15,217,000	11,033,847
Ser. 05-PWR9, Class A2, 4.735s, 2042	1,183,000	1,122,062
Ser. 04-PR3I, Class X1, IO, 0.279s, 2041	10,297,897	124,244
Ser. 05-PWR9, Class X1, IO, 0.131s, 2042 F	30,550,468	158,493

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.882s, 2038 F	15,309,285	404,753
Ser. 06-PW14, Class X1, IO, 0.136s, 2038 F	16,464,069	158,242
Ser. 07-PW15, Class X1, IO, 0.11s, 2044 F	48,236,268	319,819
Ser. 05-PW10, Class X1, IO, 0.081s, 2040 F	65,497,171	157,817

Bear Stearns Small Balance Commercial Trust 144A Ser. 06-1A, Class AIO,
IO, 1s, 2034	4,294,200	30,529

Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	392,932	397,409

Chase Commercial Mortgage Securities Corp. 144A Ser. 98-1, Class H,
6.34s, 2030	1,347,000	490,605

Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	2,935,000	1,986,755
Ser. 08-C7, Class A2A, 6.034s, 2049	1,600,000	1,291,138

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO,
0.1s, 2049	98,002,471	695,818

Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO, 6.213s, 2037	3,415,194	318,262
FRB Ser. 06-AR7, Class 2A2A, 5.64s, 2036	308,361	129,512

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.559s, 2049	21,061,829	267,485
Ser. 06-CD2, Class X, IO, 0.127s, 2046	63,172,802	147,476
Ser. 07-CD4, Class XC, IO, 0.089s, 2049	70,436,918	295,835

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	$1,575,530	$1,302,659
Ser. 98-C2, Class F, 5.44s, 2030	2,996,000	2,349,808

Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B, 6.22s, 2017	1,301,000	934,469

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	771,000	269,850
Ser. 06-CN2A, Class J, 5.756s, 2019	617,000	154,250
FRB Ser. 01-J2A, Class A2F, 0.953s, 2034	1,190,000	983,570
Ser. 03-LB1A, Class X1, IO, 0.517s, 2038	6,875,249	213,573
Ser. 05-LP5, Class XC, IO, 0.128s, 2043	44,261,979	211,852
Ser. 06-C8, Class XS, IO, 0.085s, 2046	48,847,279	209,664
Ser. 05-C6, Class XC, IO, 0.064s, 2044	51,540,329	160,754

Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	1,124,523	590,726
Ser. 06-2CB, Class A11, 6s, 2036	9,834,581	5,249,208
Ser. 05-24, Class 1AX, IO, zero%, 2035	7,374,459	91,028

Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.674s, 2035	61,099	31,160
FRB Ser. 05-HYB4, Class 2A1, 4.893s, 2035	3,150,968	1,701,523

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	454,967	495,914
IFB Ser. 05-R1, Class 1AS, IO, 5.382s, 2035	4,031,697	279,800
IFB Ser. 05-R2, Class 1AS, IO, 5.039s, 2035	5,268,170	365,611

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039	4,383,000	3,697,546
Ser. 07-3, Class 1A1A, 5.837s, 2037	2,940,959	1,499,889
Ser. 06-C5, Class AX, IO, 0.145s, 2039	31,226,469	222,083

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.279s, 2049	96,446,546	482,233
Ser. 06-C4, Class AX, IO, 0.134s, 2039	62,625,435	443,332
Ser. 07-C1, Class AX, IO, 0.11s, 2040	62,817,121	277,966

CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.238s, 2017	188,000	84,600
FRB Ser. 06-A, Class C, 1.038s, 2017	553,000	304,150

Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033	2,049,993	1,831,279

CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	723,000	607,340
Ser. 04-C2, Class A2, 5.416s, 2036	3,670,000	3,201,172
FRB Ser. 04-C3, Class A5, 5.113s, 2036	39,000	34,685
Ser. 04-C3, Class A3, 4.302s, 2036	53,775	53,589

CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.401s, 2020	198,500	132,995
FRB Ser. 04-TF2A, Class J, 1.401s, 2016	254,000	165,100
FRB Ser. 04-TF2A, Class H, 1.151s, 2019	495,000	371,250
Ser. 01-CK1, Class AY, IO, 0.9s, 2035	44,249,813	385,796
Ser. 04-C4, Class AX, IO, 0.572s, 2039	8,902,052	133,320
Ser. 03-C3, Class AX, IO, 0.554s, 2038	44,058,989	1,755,196
Ser. 02-CP3, Class AX, IO, 0.482s, 2035	13,694,016	434,406

CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047	6,891,000	5,941,065

Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO,
0.779s, 2031	158,191	3,399

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	$1,601,839	$1,635,984
Ser. 99-CG2, Class B3, 6.1s, 2032	1,485,000	1,468,527
Ser. 99-CG2, Class B4, 6.1s, 2032	2,084,000	729,400

Fannie Mae
IFB Ser. 06-70, Class SM, 51.106s, 2036	250,790	390,324
IFB Ser. 07-75, Class JS, 48.86s, 2037	751,802	1,080,189
IFB Ser. 07-80, Class AS, 45.86s, 2037	706,135	990,744
IFB Ser. 06-62, Class PS, 37.275s, 2036	578,078	814,550
IFB Ser. 07-W7, Class 1A4, 36.555s, 2037	1,110,610	1,397,925
IFB Ser. 07-1, Class NK, 33.344s, 2037	3,308,770	4,455,322
IFB Ser. 07-30, Class FS, 27.801s, 2037	914,290	1,164,302
IFB Ser. 06-49, Class SE, 27 1/4s, 2036	1,765,205	2,280,463
IFB Ser. 05-25, Class PS, 26.235s, 2035	79,460	106,536
IFB Ser. 06-115, Class ES, 24.81s, 2036	1,234,599	1,621,041
IFB Ser. 05-57, Class CD, 23.484s, 2035	774,879	977,659
IFB Ser. 05-115, Class NQ, 23.297s, 2036	528,254	592,988
IFB Ser. 06-8, Class HP, 22.963s, 2036	1,569,357	1,931,736
IFB Ser. 06-8, Class WK, 22.963s, 2036	2,509,953	3,061,586
IFB Ser. 05-45, Class DC, 22.706s, 2035	1,336,957	1,634,228
IFB Ser. 05-95, Class OP, 19.004s, 2035	685,451	811,593
IFB Ser. 05-106, Class JC, 18.767s, 2035	419,945	498,274
IFB Ser. 05-95, Class CP, 18.556s, 2035	149,402	175,901
IFB Ser. 05-83, Class QP, 16.257s, 2034	379,723	429,218
Ser. 02-T12, Class A4, 9 1/2s, 2042	132,537	146,371
Ser. 02-T6, Class A3, 9 1/2s, 2041	259,554	286,645
Ser. 02-T1, Class A4, 9 1/2s, 2031	28,205	31,008
Ser. 04-T3, Class PT1, 8.943s, 2044	245,071	267,128
Ser. 383, Class 90, IO, 8s, 2037	138,166	17,823
Ser. 383, Class 91, IO, 8s, 2037	108,394	13,893
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	312,711	334,504
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,036,440	1,121,622
Ser. 02-T4, Class A3, 7 1/2s, 2041	72,069	77,632
Ser. 01-T3, Class A1, 7 1/2s, 2040	243,538	262,337
Ser. 01-T1, Class A1, 7 1/2s, 2040	422,078	454,657
Ser. 99-T2, Class A1, 7 1/2s, 2039	138,326	147,274
Ser. 386, Class 26, IO, 7 1/2s, 2038	167,253	14,655
Ser. 386, Class 27, IO, 7 1/2s, 2037	162,834	24,199
Ser. 386, Class 28, IO, 7 1/2s, 2037	158,485	23,592
Ser. 383, Class 88, IO, 7 1/2s, 2037	185,627	27,361
Ser. 383, Class 89, IO, 7 1/2s, 2037	143,818	21,117
Ser. 383, Class 87, IO, 7 1/2s, 2037	228,330	32,563
Ser. 02-T1, Class A3, 7 1/2s, 2031	207,640	223,667
Ser. 01-T5, Class A3, 7 1/2s, 2030	124,344	132,077
IFB Ser. 07-W6, Class 6A2, IO, 7.363s, 2037	1,328,222	146,689
IFB Ser. 06-90, Class SE, IO, 7.363s, 2036	1,478,459	161,046
IFB Ser. 03-66, Class SA, IO, 7.213s, 2033	1,829,719	167,966
Ser. 04-T3, Class 1A3, 7s, 2044	741,726	793,184
Ser. 01-W3, Class A, 7s, 2041	239,635	258,057
Ser. 386, Class 24, IO, 7s, 2038	142,674	13,005
Ser. 386, Class 25, IO, 7s, 2038	150,827	18,085
Ser. 386, Class 22, IO, 7s, 2038	203,267	18,385

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Fannie Mae
Ser. 386, Class 21, IO, 7s, 2037	$224,182	$20,525
Ser. 386, Class 23, IO, 7s, 2037	222,611	20,292
Ser. 383, Class 84, IO, 7s, 2037	207,714	19,743
Ser. 383, Class 85, IO, 7s, 2037	132,445	12,667
Ser. 383, Class 86, IO, 7s, 2037	172,513	17,363
Ser. 383, Class 79, IO, 7s, 2037	210,701	18,908
Ser. 383, Class 80, IO, 7s, 2037	461,682	44,594
Ser. 383, Class 81, IO, 7s, 2037	250,912	22,503
Ser. 383, Class 82, IO, 7s, 2037	252,692	23,668
Ser. 383, Class 83, IO, 7s, 2037	208,895	19,618
Ser. 05-W4, Class 1A3, 7s, 2035	771,351	824,863
IFB Ser. 07-W6, Class 5A2, IO, 6.853s, 2037	2,048,612	210,577
IFB Ser. 07-W4, Class 4A2, IO, 6.843s, 2037	8,972,009	920,887
IFB Ser. 07-W2, Class 3A2, IO, 6.843s, 2037	2,398,168	246,148
IFB Ser. 05-113, Class AI, IO, 6.793s, 2036	469,039	48,237
IFB Ser. 06-125, Class SM, IO, 6.763s, 2037	1,361,753	116,430
IFB Ser. 06-58, Class SP, IO, 6.763s, 2036	8,214,869	597,385
IFB Ser. 06-43, Class SU, IO, 6.763s, 2036	601,085	58,522
IFB Ser. 06-24, Class QS, IO, 6.763s, 2036	3,036,724	360,064
IFB Ser. 05-52, Class DC, IO, 6.763s, 2035	1,515,071	145,977
IFB Ser. 06-60, Class SI, IO, 6.713s, 2036	4,931,375	475,385
IFB Ser. 06-60, Class UI, IO, 6.713s, 2036	1,065,818	100,001
IFB Ser. 04-24, Class CS, IO, 6.713s, 2034	3,347,778	331,280
IFB Ser. 07-W7, Class 3A2, IO, 6.693s, 2037	3,725,426	224,829
IFB Ser. 03-122, Class SA, IO, 6.663s, 2028	3,063,026	204,443
IFB Ser. 03-122, Class SJ, IO, 6.663s, 2028	3,218,102	222,140
IFB Ser. 06-60, Class DI, IO, 6.633s, 2035	1,323,968	110,500
IFB Ser. 04-60, Class SW, IO, 6.613s, 2034	4,741,935	459,139
IFB Ser. 05-65, Class KI, IO, 6.563s, 2035	9,502,499	856,175
IFB Ser. 08-20, Class SA, IO, 6.553s, 2038	1,952,185	173,760
IFB Ser. 08-10, Class LI, IO, 6.543s, 2038	178,757	17,572
IFB Ser. 08-01, Class GI, IO, 6.523s, 2037	19,819,605	1,939,150
Ser. 386, Class 19, IO, 6 1/2s, 2038	215,908	23,045
Ser. 386, Class 17, IO, 6 1/2s, 2037	328,624	35,637
Ser. 386, Class 16, IO, 6 1/2s, 2037	222,097	24,787
Ser. 383, Class 62, IO, 6 1/2s, 2037	290,770	32,968
Ser. 383, Class 69, IO, 6 1/2s, 2037	169,205	21,793
Ser. 383, Class 63, IO, 6 1/2s, 2037	231,496	26,552
Ser. 383, Class 64, IO, 6 1/2s, 2037	426,021	46,118
Ser. 383, Class 67, IO, 6 1/2s, 2037	226,844	25,512
Ser. 383, Class 68, IO, 6 1/2s, 2037	180,523	20,701
Ser. 383, Class 58, IO, 6 1/2s, 2037	486,818	44,024
Ser. 383, Class 59, IO, 6 1/2s, 2037	312,153	35,135
Ser. 383, Class 61, IO, 6 1/2s, 2037	242,155	27,014
Ser. 383, Class 65, IO, 6 1/2s, 2037	292,279	33,926
Ser. 383, Class 66, IO, 6 1/2s, 2037	306,083	35,531
Ser. 383, Class 77, IO, 6 1/2s, 2037	180,632	20,765
Ser. 383, Class 78, IO, 6 1/2s, 2037	180,154	23,108
Ser. 381, Class 14, IO, 6 1/2s, 2037	1,422,596	128,034
Ser. 381, Class 16, IO, 6 1/2s, 2037	317,545	26,714
Ser. 381, Class 15, IO, 6 1/2s, 2037	649,008	54,340

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Fannie Mae
Ser. 383, Class 73, IO, 6 1/2s, 2037	$400,195	$45,301
Ser. 383, Class 76, IO, 6 1/2s, 2037	243,344	28,313
Ser. 383, Class 74, IO, 6 1/2s, 2037	333,456	38,028
Ser. 383, Class 71, IO, 6 1/2s, 2036	262,793	29,348
Ser. 383, Class 75, IO, 6 1/2s, 2036	208,555	23,657
Ser. 383, Class 101, IO, 6 1/2s, 2022	154,661	15,287
Ser. 383, Class 102, IO, 6 1/2s, 2022	95,848	9,994
IFB Ser. 07-39, Class LI, IO, 6.333s, 2037	97,668	9,066
IFB Ser. 07-23, Class SI, IO, 6.333s, 2037	2,112,355	159,688
IFB Ser. 07-54, Class CI, IO, 6.323s, 2037	1,780,590	166,973
IFB Ser. 07-39, Class PI, IO, 6.323s, 2037	1,677,208	123,697
IFB Ser. 07-42, Class SD, IO, 6.323s, 2037	509,988	34,337
IFB Ser. 07-58, Class SP, IO, 6.313s, 2037	1,778,077	158,395
IFB Ser. 07-28, Class SE, IO, 6.313s, 2037	1,809,648	168,437
IFB Ser. 06-128, Class SH, IO, 6.313s, 2037	2,005,455	147,067
IFB Ser. 06-79, Class SI, IO, 6.313s, 2036	2,019,805	191,389
IFB Ser. 05-12, Class SC, IO, 6.313s, 2035	1,752,034	167,356
IFB Ser. 05-17, Class ES, IO, 6.313s, 2035	2,062,058	192,763
IFB Ser. 05-17, Class SY, IO, 6.313s, 2035	950,306	89,563
IFB Ser. 07-W5, Class 2A2, IO, 6.303s, 2037	866,786	81,946
IFB Ser. 07-30, Class IE, IO, 6.303s, 2037	5,100,291	682,164
IFB Ser. 06-123, Class CI, IO, 6.303s, 2037	4,095,279	378,981
IFB Ser. 06-123, Class UI, IO, 6.303s, 2037	1,808,390	161,670
IFB Ser. 05-82, Class SY, IO, 6.293s, 2035	4,189,526	341,446
IFB Ser. 05-45, Class EW, IO, 6.283s, 2035	1,444,500	109,360
IFB Ser. 05-45, Class SR, IO, 6.283s, 2035	5,558,995	411,955
IFB Ser. 07-15, Class BI, IO, 6.263s, 2037	2,924,408	252,596
IFB Ser. 06-126, Class CS, IO, 6.263s, 2037	1,159,473	93,966
IFB Ser. 06-16, Class SM, IO, 6.263s, 2036	1,543,645	164,827
IFB Ser. 05-95, Class CI, IO, 6.263s, 2035	2,428,792	278,170
IFB Ser. 05-84, Class SG, IO, 6.263s, 2035	4,047,490	340,799
IFB Ser. 05-57, Class NI, IO, 6.263s, 2035	924,730	90,426
IFB Ser. 05-54, Class SA, IO, 6.263s, 2035	3,915,703	292,918
IFB Ser. 05-23, Class SG, IO, 6.263s, 2035	3,105,795	265,639
IFB Ser. 05-17, Class SA, IO, 6.263s, 2035	2,758,910	264,022
IFB Ser. 05-17, Class SE, IO, 6.263s, 2035	2,987,377	265,284
IFB Ser. 05-57, Class DI, IO, 6.263s, 2035	7,808,854	615,338
IFB Ser. 05-83, Class QI, IO, 6.253s, 2035	678,497	64,340
IFB Ser. 06-128, Class GS, IO, 6.243s, 2037	1,974,735	181,448
IFB Ser. 06-114, Class IS, IO, 6.213s, 2036	2,011,927	163,326
IFB Ser. 06-116, Class ES, IO, 6.213s, 2036	1,476,653	107,982
IFB Ser. 06-115, Class GI, IO, 6.203s, 2036	1,977,058	176,657
IFB Ser. 06-115, Class IE, IO, 6.203s, 2036	1,536,886	160,362
IFB Ser. 06-117, Class SA, IO, 6.203s, 2036	2,340,039	190,489
IFB Ser. 06-121, Class SD, IO, 6.203s, 2036	4,307,830	364,442
IFB Ser. 06-109, Class SG, IO, 6.193s, 2036	2,764,652	221,725
IFB Ser. 06-104, Class IM, IO, 6.183s, 2036	1,002,049	84,361
IFB Ser. 06-104, Class SY, IO, 6.183s, 2036	1,494,448	107,850
IFB Ser. 06-109, Class SH, IO, 6.183s, 2036	2,120,041	232,051
IFB Ser. 07-W6, Class 4A2, IO, 6.163s, 2037	8,629,848	797,743
IFB Ser. 06-128, Class SC, IO, 6.163s, 2037	6,489,922	537,976

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 06-104, Class IC, IO, 6.163s, 2036	$6,033,152	$578,941
IFB Ser. 06-104, Class SG, IO, 6.163s, 2036	3,300,894	245,557
IFB Ser. 06-43, Class SI, IO, 6.163s, 2036	6,038,423	497,735
IFB Ser. 06-8, Class JH, IO, 6.163s, 2036	7,308,379	695,100
IFB Ser. 09-12, Class CI, IO, 6.163s, 2036	7,782,988	791,063
IFB Ser. 05-122, Class SG, IO, 6.163s, 2035	1,579,822	166,340
IFB Ser. 06-101, Class SA, IO, 6.143s, 2036	5,139,325	442,136
IFB Ser. 06-92, Class JI, IO, 6.143s, 2036	1,519,930	138,105
IFB Ser. 06-92, Class LI, IO, 6.143s, 2036	2,308,209	188,318
IFB Ser. 06-96, Class ES, IO, 6.143s, 2036	2,478,351	201,891
IFB Ser. 06-99, Class AS, IO, 6.143s, 2036	1,779,176	156,923
IFB Ser. 06-17, Class SI, IO, 6.143s, 2036	1,266,284	106,736
IFB Ser. 06-60, Class YI, IO, 6.133s, 2036	2,200,496	216,067
IFB Ser. 06-85, Class TS, IO, 6.123s, 2036	3,461,625	250,940
IFB Ser. 06-61, Class SE, IO, 6.113s, 2036	3,462,349	252,554
IFB Ser. 07-75, Class PI, IO, 6.103s, 2037	2,500,950	182,384
IFB Ser. 07-W7, Class 2A2, IO, 6.093s, 2037	6,739,026	615,880
IFB Ser. 07-88, Class MI, IO, 6.083s, 2037	1,701,562	144,433
Ser. 06-94, Class NI, IO, 6.063s, 2036	1,621,200	112,854
IFB Ser. 09-12, Class AI, IO, 6.063s, 2037	7,884,637	721,839
IFB Ser. 07-116, Class IA, IO, 6.063s, 2037	9,579,441	871,154
IFB Ser. 07-103, Class AI, IO, 6.063s, 2037	11,766,352	1,070,032
IFB Ser. 07-15, Class NI, IO, 6.063s, 2022	2,982,707	223,405
IFB Ser. 08-3, Class SC, IO, 6.013s, 2038	1,823,127	167,713
IFB Ser. 07-109, Class XI, IO, 6.013s, 2037	1,504,326	131,546
IFB Ser. 07-109, Class YI, IO, 6.013s, 2037	2,689,692	191,068
IFB Ser. 07-W8, Class 2A2, IO, 6.013s, 2037	4,879,738	440,104
IFB Ser. 07-88, Class JI, IO, 6.013s, 2037	3,058,190	248,481
IFB Ser. 07-54, Class KI, IO, 6.003s, 2037	1,268,885	91,358
IFB Ser. 07-30, Class JS, IO, 6.003s, 2037	4,180,448	354,920
IFB Ser. 07-30, Class LI, IO, 6.003s, 2037	7,422,758	642,291
IFB Ser. 07-30, Class OI, IO, 6.003s, 2037	8,943,672	781,140
IFB Ser. 07-14, Class ES, IO, 6.003s, 2037	1,929,114	132,610
Ser. 383, Class 100, IO, 6s, 2022	160,310	15,578
Ser. 383, Class 98, IO, 6s, 2022	288,853	21,741
Ser. 383, Class 99, IO, 6s, 2022	130,210	18,441
IFB Ser. 07-W2, Class 1A2, IO, 5.993s, 2037	1,751,214	157,417
IFB Ser. 07-106, Class SN, IO, 5.973s, 2037	2,735,083	193,909
IFB Ser. 07-54, Class IA, IO, 5.973s, 2037	2,217,970	191,752
IFB Ser. 07-54, Class IB, IO, 5.973s, 2037	2,217,970	191,752
IFB Ser. 07-54, Class IC, IO, 5.973s, 2037	2,217,970	191,752
IFB Ser. 07-54, Class ID, IO, 5.973s, 2037	2,217,970	191,752
IFB Ser. 07-54, Class IE, IO, 5.973s, 2037	2,217,970	191,752
IFB Ser. 07-54, Class IF, IO, 5.973s, 2037	3,298,229	284,670
IFB Ser. 07-54, Class NI, IO, 5.973s, 2037	1,973,202	150,923
IFB Ser. 07-54, Class UI, IO, 5.973s, 2037	2,797,669	259,931
IFB Ser. 07-109, Class AI, IO, 5.963s, 2037	8,413,589	726,093
IFB Ser. 07-91, Class AS, IO, 5.963s, 2037	1,618,779	118,577
IFB Ser. 07-91, Class HS, IO, 5.963s, 2037	1,909,003	163,160
IFB Ser. 07-15, Class CI, IO, 5.943s, 2037	7,638,319	660,424
IFB Ser. 06-115, Class JI, IO, 5.943s, 2036	5,488,613	431,954

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Fannie Mae
IFB Ser. 07-109, Class PI, IO, 5.913s, 2037	$2,681,550	$222,365
IFB Ser. 06-123, Class LI, IO, 5.883s, 2037	3,684,256	298,462
IFB Ser. 08-1, Class NI, IO, 5.813s, 2037	4,495,585	391,970
IFB Ser. 07-116, Class BI, IO, 5.813s, 2037	8,802,256	767,469
IFB Ser. 08-01, Class AI, IO, 5.813s, 2037	15,007,270	1,308,484
IFB Ser. 08-10, Class GI, IO, 5.793s, 2038	2,985,428	242,396
IFB Ser. 08-1, Class HI, IO, 5.763s, 2037	11,430,543	988,056
IFB Ser. 07-39, Class AI, IO, 5.683s, 2037	3,860,212	296,155
IFB Ser. 07-32, Class SD, IO, 5.673s, 2037	2,643,851	196,533
IFB Ser. 07-30, Class UI, IO, 5.663s, 2037	2,158,935	164,266
IFB Ser. 07-32, Class SC, IO, 5.663s, 2037	2,101,850	171,536
IFB Ser. 07-1, Class CI, IO, 5.663s, 2037	2,499,619	201,574
IFB Ser. 09-12, Class DI, IO, 5.593s, 2037	6,140,716	492,056
IFB Ser. 05-58, Class IK, IO, 5.563s, 2035	3,225,607	300,659
IFB Ser. 04-46, Class PJ, IO, 5.563s, 2034	2,988,591	256,251
Ser. 383, Class 18, IO, 5 1/2s, 2038	1,092,523	103,790
Ser. 383, Class 19, IO, 5 1/2s, 2038	990,737	94,120
Ser. 383, Class 25, IO, 5 1/2s, 2038	165,186	14,942
Ser. 386, Class 4, IO, 5 1/2s, 2037	243,911	22,192
Ser. 386, Class 5, IO, 5 1/2s, 2037	159,603	14,445
Ser. 383, Class 15, IO, 5 1/2s, 2037	147,812	13,204
Ser. 383, Class 16, IO, 5 1/2s, 2037	109,511	13,821
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,497,193	131,184
Ser. 383, Class 5, IO, 5 1/2s, 2037	954,266	90,655
Ser. 383, Class 6, IO, 5 1/2s, 2037	850,551	74,423
Ser. 383, Class 7, IO, 5 1/2s, 2037	838,451	73,364
Ser. 383, Class 8, IO, 5 1/2s, 2037	346,302	34,913
Ser. 383, Class 9, IO, 5 1/2s, 2037	336,360	34,882
Ser. 383, Class 20, IO, 5 1/2s, 2037	622,111	59,101
Ser. 383, Class 21, IO, 5 1/2s, 2037	590,950	56,140
Ser. 383, Class 22, IO, 5 1/2s, 2037	395,231	40,926
Ser. 383, Class 23, IO, 5 1/2s, 2037	355,738	36,850
Ser. 383, Class 24, IO, 5 1/2s, 2037	245,739	22,418
Ser. 383, Class 26, IO, 5 1/2s, 2037	187,064	19,506
Ser. 383, Class 27, IO, 5 1/2s, 2037	89,507	11,490
Ser. 383, Class 95, IO, 5 1/2s, 2022	472,436	35,123
Ser. 383, Class 97, IO, 5 1/2s, 2022	196,624	18,959
Ser. 383, Class 94, IO, 5 1/2s, 2022	241,592	17,935
Ser. 383, Class 96, IO, 5 1/2s, 2022	248,981	17,563
IFB Ser. 08-1, Class BI, IO, 5.473s, 2038	22,699,898	1,485,549
Ser. 06-W3, Class 1AS, IO, 5.461s, 2046	9,273,680	684,398
Ser. 06-W2, Class 1AS, IO, 5.458s, 2036	3,065,958	218,296
IFB Ser. 07-75, Class ID, IO, 5.433s, 2037	2,263,349	178,191
Ser. 386, Class 1, IO, 5s, 2037	92,051	10,955
Ser. 383, Class 2, IO, 5s, 2037	175,510	21,020
Ser. 383, Class 92, IO, 5s, 2022	208,386	19,031
Ser. 383, Class 93, IO, 5s, 2022	189,784	20,564
Ser. 03-W12, Class 2, IO, 2.218s, 2043	2,599,037	132,030
Ser. 03-W10, Class 3, IO, 1.922s, 2043	3,906,776	169,492
Ser. 03-W10, Class 1, IO, 1.902s, 2043	10,433,636	442,813
Ser. 03-W8, Class 12, IO, 1.633s, 2042	18,690,737	677,704

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Fannie Mae
Ser. 03-W17, Class 12, IO, 1.145s, 2033	$4,968,535	$126,322
Ser. 03-W19, IO, 1.086s, 2033	575,654	13,807
Ser. 03-T2, Class 2, IO, 0.81s, 2042	29,408,325	527,594
Ser. 03-W3, Class 2IO1, IO, 0.678s, 2042	11,518,638	177,791
Ser. 03-W6, Class 51, IO, 0.672s, 2042	7,577,254	120,227
Ser. 03-18, Class X1, IO, 0.643s, 2042	13,646,335	151,674
Ser. 03-W10, Class 3A, IO, 0.619s, 2043	392,806	5,165
Ser. 03-W10, Class 1A, IO, 0.586s, 2043	334,868	3,572
Ser. 01-T12, Class IO, 0.565s, 2041	13,029,775	178,839
Ser. 03-W2, Class 1, IO, 0.467s, 2042	14,952,358	154,479
Ser. 02-T4, IO, 0.449s, 2041	7,349,002	75,578
Ser. 01-50, Class B1, IO, 0.443s, 2041	1,878,828	20,239
Ser. 03-W3, Class 1, IO, 0.439s, 2042	10,157,356	100,164
Ser. 02-T1, Class IO, IO, 0.427s, 2031	11,657,332	100,449
Ser. 03-W6, Class 3, IO, 0.367s, 2042	10,782,452	85,643
Ser. 03-W6, Class 23, IO, 0.352s, 2042	11,327,063	85,658
Ser. 03-34, Class P1, PO, zero %, 2043	52,691	38,858
Ser. 07-64, Class LO, PO, zero %, 2037	994,519	875,495
Ser. 07-14, Class KO, PO, zero %, 2037	447,686	386,976
Ser. 06-125, Class OX, PO, zero %, 2037	181,414	167,859
Ser. 06-84, Class OT, PO, zero %, 2036	127,524	119,951
Ser. 06-56, Class XF, zero %, 2036	170,856	143,354
Ser. 06-46, Class OC, PO, zero %, 2036	158,236	140,167
Ser. 06-47, Class VO, PO, zero %, 2036	332,098	289,468
Ser. 06-37, Class ON, PO, zero %, 2036	1,106,703	1,044,694
Ser. 05-117, Class MO, PO, zero %, 2036	59,888	57,349
Ser. 05-110, Class KO, PO, zero %, 2035	155,016	145,760
Ser. 05-103, Class OA, PO, zero %, 2035	417,000	339,485
Ser. 05-50, Class LO, PO, zero %, 2035	101,801	94,186
Ser. 08-37, Class DO, PO, zero %, 2033	319,000	275,366
Ser. 06-59, Class QC, PO, zero %, 2033	659,784	619,439
Ser. 04-61, Class JO, PO, zero %, 2032	796,027	703,183
Ser. 326, Class 1, PO, zero %, 2032	776,353	674,665
Ser. 318, Class 1, PO, zero %, 2032	290,504	256,955
Ser. 314, Class 1, PO, zero %, 2031	1,388,459	1,262,207
FRB Ser. 07-76, Class SF, zero %, 2037	97,348	93,984
FRB Ser. 06-115, Class SN, zero %, 2036	856,994	633,863
FRB Ser. 06-104, Class EK, zero %, 2036	197,737	201,676
FRB Ser. 05-117, Class GF, zero %, 2036	124,835	121,825
FRB Ser. 05-57, Class UL, zero %, 2035	1,258,536	1,218,112
FRB Ser. 05-51, Class FV, zero %, 2035	713,558	683,964
FRB Ser. 05-36, Class QA, zero %, 2035	311,662	282,300
FRB Ser. 05-65, Class CU, zero %, 2034	177,783	180,761
FRB Ser. 05-77, Class HF, zero %, 2034	507,623	463,303
FRB Ser. 05-81, Class DF, zero %, 2033	123,786	122,630
FRB Ser. 06-21, Class FH, zero %, 2033	156,066	155,030
FRB Ser. 06-1, Class HF, zero %, 2032	113,141	107,596
IFB Ser. 06-75, Class FY, zero %, 2036	297,033	292,065
IFB Ser. 06-48, Class FG, zero %, 2036	495,197	448,982

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	$135,680	$149,757
IFB Ser. T-56, Class 2ASI, IO, 7.663s, 2043	1,368,697	130,026
Ser. T-58, Class 4A, 7 1/2s, 2043	718,243	764,705
Ser. T-51, Class 2A, 7 1/2s, 2042	769,879	829,305
Ser. T-42, Class A5, 7 1/2s, 2042	510,047	549,416
Ser. T-41, Class 2A, 6.976s, 2032	53,756	56,108
Ser. T-56, Class A, IO, 0.524s, 2043	6,575,768	78,062
Ser. T-56, Class 3, IO, 0.352s, 2043	6,582,499	63,857
Ser. T-56, Class 1, IO, 0.278s, 2043	8,501,726	56,233
Ser. T-56, Class 2, IO, 0.001s, 2043	7,724,575	11,363

FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027 F	1,641,851	1,140,305

First Horizon Alternative Mortgage Securities FRB Ser. 05-AA10,
Class 2A1, 5.723s, 2035	1,447,609	709,328

First Union National Bank-Bank of America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.947s, 2033	23,075,676	451,591

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,112,000	1,714,020
Ser. 97-C2, Class G, 7 1/2s, 2029	696,000	522,000

Freddie Mac
IFB Ser. 3202, Class HM, 30.994s, 2036	385,541	502,574
IFB Ser. 3182, Class PS, 26.795s, 2032	1,762,852	2,295,043
IFB Ser. 2976, Class KL, 22.729s, 2035	1,637,891	2,010,741
IFB Ser. 2979, Class AS, 22.619s, 2034	383,858	462,359
IFB Ser. 3065, Class DC, 18.506s, 2035	1,463,011	1,689,852
IFB Ser. 2990, Class LB, 15.792s, 2034	1,685,775	1,903,206
IFB Ser. 2828, Class GI, IO, 7.049s, 2034	2,707,879	314,111
IFB Ser. 2927, Class SI, IO, 7s, 2035	2,228,151	167,050
IFB Ser. 3184, Class SP, IO, 6.899s, 2033	2,686,155	241,985
IFB Ser. 2869, Class JS, IO, 6.799s, 2034	5,425,538	363,511
IFB Ser. 3149, Class LS, IO, 6.749s, 2036	6,636,911	828,950
IFB Ser. 2882, Class LS, IO, 6.749s, 2034	2,604,230	231,539
IFB Ser. 3200, Class SB, IO, 6.699s, 2036	1,597,773	143,496
IFB Ser. 3149, Class SE, IO, 6.699s, 2036	2,121,764	216,123
IFB Ser. 3203, Class SH, IO, 6.689s, 2036	1,568,302	156,946
IFB Ser. 2815, Class PT, IO, 6.599s, 2032	2,643,879	235,391
IFB Ser. 2828, Class TI, IO, 6.599s, 2030	1,215,509	102,522
IFB Ser. 3397, Class GS, IO, 6.549s, 2037	1,387,605	112,099
IFB Ser. 3311, Class CI, IO, 6.309s, 2037	8,126,777	738,724
IFB Ser. 3297, Class BI, IO, 6.309s, 2037	6,609,421	566,652
IFB Ser. 3287, Class SD, IO, 6.299s, 2037	2,628,943	223,644
IFB Ser. 3281, Class BI, IO, 6.299s, 2037	1,244,826	100,790
IFB Ser. 3281, Class CI, IO, 6.299s, 2037	2,005,270	162,289
IFB Ser. 3510, Class ID, IO, 6.299s, 2037	2,337,479	228,044
IFB Ser. 3249, Class SI, IO, 6.299s, 2036	1,315,648	131,894
IFB Ser. 3028, Class ES, IO, 6.299s, 2035	4,152,797	425,429
IFB Ser. 2922, Class SE, IO, 6.299s, 2035	3,089,388	289,351
IFB Ser. 3236, Class ES, IO, 6.249s, 2036	2,497,580	215,366
IFB Ser. 3136, Class NS, IO, 6.249s, 2036	3,816,324	351,197
IFB Ser. 3118, Class SD, IO, 6.249s, 2036	5,022,375	426,637
IFB Ser. 2950, Class SM, IO, 6.249s, 2016	3,502,213	307,451

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 3256, Class S, IO, 6.239s, 2036	$2,976,945	$242,026
IFB Ser. 3031, Class BI, IO, 6.239s, 2035	1,332,945	122,356
IFB Ser. 3244, Class SB, IO, 6.209s, 2036	1,781,834	144,408
IFB Ser. 3244, Class SG, IO, 6.209s, 2036	2,118,597	177,829
IFB Ser. 3236, Class IS, IO, 6.199s, 2036	3,236,483	295,338
IFB Ser. 2962, Class BS, IO, 6.199s, 2035	7,202,659	576,569
IFB Ser. 3114, Class TS, IO, 6.199s, 2030	13,801,153	1,065,601
IFB Ser. 3128, Class JI, IO, 6.179s, 2036	4,425,759	382,386
IFB Ser. 2990, Class LI, IO, 6.179s, 2034	2,617,087	247,179
IFB Ser. 3240, Class S, IO, 6.169s, 2036	6,206,917	528,711
IFB Ser. 3229, Class BI, IO, 6.169s, 2036	573,559	42,153
IFB Ser. 3065, Class DI, IO, 6.169s, 2035	1,006,385	94,214
IFB Ser. 3210, Class S, IO, 6.149s, 2036	456,986	28,808
IFB Ser. 3145, Class GI, IO, 6.149s, 2036	3,672,362	334,552
IFB Ser. 3114, Class GI, IO, 6.149s, 2036	1,512,256	142,321
IFB Ser. 3510, Class IB, IO, 6.149s, 2036	2,535,557	288,597
IFB Ser. 3218, Class AS, IO, 6.129s, 2036	2,216,450	170,886
IFB Ser. 3221, Class SI, IO, 6.129s, 2036	2,581,963	200,479
IFB Ser. 3153, Class UI, IO, 6.119s, 2036	6,808,630	853,591
IFB Ser. 3485, Class SI, IO, 6.099s, 2036	2,182,475	289,243
IFB Ser. 3202, Class PI, IO, 6.089s, 2036	10,525,240	836,641
IFB Ser. 3355, Class MI, IO, 6.049s, 2037	1,726,010	122,286
IFB Ser. 3349, Class AS, IO, 6.049s, 2037	16,048,577	1,409,707
IFB Ser. 3510, Class IA, IO, 6.049s, 2037	5,072,351	411,976
IFB Ser. 3201, Class SG, IO, 6.049s, 2036	3,416,804	308,606
IFB Ser. 3203, Class SE, IO, 6.049s, 2036	2,975,220	262,742
IFB Ser. 3238, Class LI, IO, 6.039s, 2036	76,721	6,545
IFB Ser. 3171, Class PS, IO, 6.034s, 2036	2,828,628	257,971
IFB Ser. 3510, Class CI, IO, 6.029s, 2037	7,273,120	638,653
IFB Ser. 3152, Class SY, IO, 6.029s, 2036	3,265,643	306,154
IFB Ser. 3510, Class DI, IO, 6.029s, 2035	4,054,033	363,728
IFB Ser. 3181, Class PS, IO, 6.019s, 2036	1,813,288	171,610
IFB Ser. 3366, Class SA, IO, 5.999s, 2037	142,814	11,621
IFB Ser. 3284, Class BI, IO, 5.999s, 2037	2,044,680	149,252
IFB Ser. 3260, Class SA, IO, 5.999s, 2037	1,933,554	131,723
IFB Ser. 3199, Class S, IO, 5.999s, 2036	1,724,297	119,321
IFB Ser. 3284, Class LI, IO, 5.989s, 2037	9,541,940	798,031
IFB Ser. 3261, Class SA, IO, 5.979s, 2037	2,842,626	248,360
IFB Ser. 3311, Class EI, IO, 5.959s, 2037	2,155,571	153,599
IFB Ser. 3311, Class IA, IO, 5.959s, 2037	3,090,478	271,251
IFB Ser. 3311, Class IB, IO, 5.959s, 2037	3,090,478	271,251
IFB Ser. 3311, Class IC, IO, 5.959s, 2037	3,090,478	271,251
IFB Ser. 3311, Class ID, IO, 5.959s, 2037	3,090,478	271,251
IFB Ser. 3311, Class IE, IO, 5.959s, 2037	4,431,308	388,936
IFB Ser. 3510, Class AS, IO, 5.959s, 2037	12,370,661	1,081,814
IFB Ser. 3265, Class SC, IO, 5.959s, 2037	1,017,297	77,772
IFB Ser. 3240, Class GS, IO, 5.929s, 2036	3,790,201	319,590
IFB Ser. 3257, Class SI, IO, 5.869s, 2036	1,624,208	103,971
IFB Ser. 3225, Class JY, IO, 5.839s, 2036	7,085,317	568,866
IFB Ser. 3416, Class BI, IO, 5.799s, 2038	187,558	15,179
IFB Ser. 3502, Class DS, IO, 5.699s, 2039	901,030	63,827

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Freddie Mac
IFB Ser. 3339, Class TI, IO, 5.689s, 2037	$3,421,432	$272,791
IFB Ser. 3284, Class CI, IO, 5.669s, 2037	5,820,090	462,266
IFB Ser. 3510, Class IC, IO, 5.629s, 2037	6,145,639	495,830
IFB Ser. 3510, Class BI, IO, 5.579s, 2037	7,705,074	594,601
IFB Ser. 3397, Class SQ, IO, 5.519s, 2037	7,697,752	556,771
IFB Ser. 3500, Class SE, IO, 5.499s, 2039	1,231,360	58,071
IFB Ser. 3424, Class UI, IO, 5.309s, 2037	108,452	7,425
Ser. 3369, Class BO, PO, zero %, 2037	78,172	70,027
Ser. 3327, Class IF, IO, zero %, 2037	633,732	10,837
Ser. 3369, PO, zero %, 2037	167,408	154,211
Ser. 3391, PO, zero %, 2037	141,096	118,960
Ser. 3292, Class DO, PO, zero %, 2037	202,514	171,178
Ser. 3274, Class MO, PO, zero %, 2037	107,266	89,101
Ser. 3300, PO, zero %, 2037	1,406,657	1,227,730
Ser. 3252, Class LO, PO, zero %, 2036	794,124	705,302
Ser. 242, PO, zero %, 2036	15,964,752	14,914,571
Ser. 3206, Class EO, PO, zero %, 2036	115,535	108,341
Ser. 3175, Class MO, PO, zero %, 2036	304,228	261,828
Ser. 3176, Class YO, PO, zero %, 2036	158,000	146,073
Ser. 3210, PO, zero %, 2036	88,742	77,439
Ser. 3084, PO, zero %, 2035	92,686	88,846
Ser. 3145, Class KO, PO, zero %, 2034	81,030	69,344
Ser. 2858, Class MO, PO, zero %, 2034	146,677	133,367
Ser. 2587, Class CO, PO, zero %, 2032	2,318,657	2,132,596
Ser. 201, PO, zero %, 2029	844,745	731,768
FRB Ser. 3349, Class DO, zero %, 2037	169,971	159,138
FRB Ser. 3338, Class WA, zero %, 2037	44,002	42,275
FRB Ser. 3326, Class XF, zero %, 2037	843,499	812,455
FRB Ser. 3326, Class YF, zero %, 2037	1,681,135	1,601,399
FRB Ser. 3263, Class TA, zero %, 2037	205,432	195,140
FRB Ser. 3241, Class FH, zero %, 2036	282,956	277,301
FRB Ser. 3341, Class FA, zero %, 2036	46,337	46,059
FRB Ser. 3283, Class HF, zero %, 2036	67,415	66,876
FRB Ser. 3171, Class BU, zero %, 2036	38,113	36,808
FRB Ser. 3231, Class X, zero %, 2036	223,692	218,701
FRB Ser. 3147, Class SF, zero %, 2036	537,426	580,807
FRB Ser. 3117, Class AF, zero %, 2036	141,607	134,536
FRB Ser. 3047, Class BD, zero %, 2035	466,060	404,448
FRB Ser. 3326, Class WF, zero %, 2035	1,536,915	1,415,404
FRB Ser. 3033, Class YF, zero %, 2035	534,157	496,309
FRB Ser. 3036, Class AS, zero %, 2035	153,237	142,586
FRB Ser. 3251, Class TP, zero %, 2035	423,715	399,363
FRB Ser. 3003, Class XF, zero %, 2035	1,573,175	1,450,142
FRB Ser. 2980, Class BU, zero %, 2035	391,488	378,112
FRB Ser. 2963, Class TW, zero %, 2035	396,363	377,386
FRB Ser. 2947, Class GF, zero %, 2034	442,024	415,524
FRB Ser. 3006, Class TE, zero %, 2034	448,217	424,653

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.107s, 2019	145,281,812	448,194
Ser. 05-C2, Class XC, IO, 0.104s, 2043	71,544,549	334,135
Ser. 05-C3, Class XC, IO, 0.09s, 2045	174,033,829	430,633

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.181s, 2036	$298,000	$297,581
Ser. 97-C1, Class X, IO, 1.359s, 2029	2,489,865	102,763
Ser. 05-C1, Class X1, IO, 0.216s, 2043	60,061,926	404,714

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,265,341	468,176
Ser. 06-C1, Class XC, IO, 0.07s, 2045	103,433,628	275,530

Government National Mortgage Association
IFB Ser. 07-38, Class AS, 48.06s, 2037	1,861,640	2,620,482
IFB Ser. 06-34, Class SA, 36.859s, 2036	223,311	289,016
IFB Ser. 07-44, Class SP, 34.086s, 2036	1,145,862	1,450,366
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	68,242	11,091
IFB Ser. 05-68, Class PU, IO, 6.853s, 2032	77,102	8,270
IFB Ser. 04-59, Class SC, IO, 6.748s, 2034	1,396,872	122,211
IFB Ser. 07-35, Class TY, IO, 6.453s, 2035	2,446,158	141,461
IFB Ser. 07-22, Class S, IO, 6.353s, 2037	1,992,560	175,018
IFB Ser. 07-26, Class SD, IO, 6.348s, 2037	3,132,194	260,938
IFB Ser. 07-26, Class SL, IO, 6.348s, 2037	342,761	42,266
IFB Ser. 07-51, Class SJ, IO, 6.303s, 2037	2,364,609	210,521
IFB Ser. 07-58, Class PS, IO, 6.253s, 2037	9,781,968	723,406
IFB Ser. 07-59, Class PS, IO, 6.223s, 2037	1,816,651	122,257
IFB Ser. 07-59, Class SP, IO, 6.223s, 2037	4,848,969	329,841
IFB Ser. 07-68, Class PI, IO, 6.203s, 2037	2,486,339	155,486
IFB Ser. 07-48, Class SB, IO, 6.198s, 2037	2,408,808	166,075
IFB Ser. 07-17, Class AI, IO, 6.098s, 2037	7,540,027	575,440
IFB Ser. 06-28, Class GI, IO, 6.053s, 2035	2,944,078	204,374
IFB Ser. 07-9, Class AI, IO, 6.048s, 2037	2,804,141	214,806
IFB Ser. 05-65, Class SI, IO, 5.903s, 2035	2,745,748	203,515
IFB Ser. 07-17, Class IB, IO, 5.803s, 2037	1,437,119	131,281
IFB Ser. 06-10, Class SM, IO, 5.803s, 2036	12,052,069	860,879
IFB Ser. 06-14, Class S, IO, 5.803s, 2036	2,648,106	175,707
IFB Ser. 07-17, Class IC, IO, 5.798s, 2037	4,471,735	333,095
IFB Ser. 06-11, Class ST, IO, 5.793s, 2036	1,645,243	114,970
IFB Ser. 07-7, Class JI, IO, 5.753s, 2037	4,619,933	308,414
IFB Ser. 07-25, Class KS, IO, 5.748s, 2037	650,184	53,016
IFB Ser. 07-21, Class S, IO, 5.748s, 2037	3,779,734	254,799
IFB Ser. 07-31, Class AI, IO, 5.728s, 2037	2,001,002	196,216
IFB Ser. 07-43, Class SC, IO, 5.648s, 2037	2,296,631	149,931
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	3,698,255	1,157
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	10,838,195	3,389
Ser. 07-73, Class MO, PO, zero %, 2037	541,624	516,370
Ser. 06-36, Class OD, PO, zero %, 2036	148,874	129,411
Ser. 99-31, Class MP, PO, zero %, 2029	44,445	38,820
FRB Ser. 07-73, Class KI, IO, zero %, 2037	5,391,838	23,676
FRB Ser. 07-73, Class KM, zero %, 2037	541,624	497,059
FRB Ser. 07-49, Class UF, zero %, 2037	105,020	102,270
FRB Ser. 07-35, Class UF, zero %, 2037	257,911	256,536
FRB Ser. 07-22, Class TA, zero %, 2037	143,739	140,452
FRB Ser. 06-56, Class YF, zero %, 2036	295,386	282,935
FRB Ser. 98-2, Class EA, PO, zero %, 2028	406,079	342,631

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	$1,138,000	$1,057,059
Ser. 05-GG5, Class XC, IO, 0.088s, 2037	141,677,463	335,393

Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.511s, 2039	19,994,192	229,275
Ser. 05-GG3, Class XC, IO, 0.426s, 2042	72,278,306	701,100

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	2,313,000	1,712,836
Ser. 06-GG6, Class A2, 5.506s, 2038	2,377,000	2,185,506
Ser. 05-GG4, Class A4, 4.761s, 2039	77,000	61,957

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	987,000	838,950
FRB Ser. 07-EOP, Class J, 1.339s, 2020	370,000	234,096
Ser. 06-GG8, Class X, IO, 0.666s, 2039	21,557,195	440,676
Ser. 04-C1, Class X1, IO, 0.38s, 2028	10,140,383	52,537
Ser. 03-C1, Class X1, IO, 0.35s, 2040	16,053,524	278,540
Ser. 06-GG6, Class XC, IO, 0.074s, 2038	88,132,362	159,810

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	186,242	177,940
Ser. 05-RP3, Class 1A3, 8s, 2035	559,404	528,088
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	420,346	391,435

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	597,136	580,518
Ser. 05-RP1, Class 1A3, 8s, 2035	63,382	58,615
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	643,798	618,490
Ser. 05-RP1, Class 1AS, IO, 5.678s, 2035	3,532,483	269,175
IFB Ser. 04-4, Class 1AS, IO, 5.576s, 2034	5,637,234	416,592

GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1, 4.832s, 2035	1,200,146	756,092

HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s, 2035 (In default) †	189,496	7,201

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 6.1s, 2037	2,902,873	1,451,436

IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A, 0.548s, 2037	4,776,643	2,663,908

IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.528s, 2036	3,505,559	1,717,724
FRB Ser. 07-AR11, Class 1A1, 5.421s, 2037	2,695,742	1,024,382

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	711,000	511,920
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	2,591,000	1,275,768
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	25,166,000	18,618,433
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	2,885,000	1,997,191
Ser. 07-CB20, Class A3, 5.863s, 2051	5,789,000	4,320,556
Ser. 06-CB15, Class A4, 5.814s, 2043	3,648,000	2,315,750
Ser. 07-CB20, Class A4, 5.794s, 2051	1,268,000	941,826
FRB Ser. 04-PNC1, Class A4, 5.582s, 2041	28,000	23,114
Ser. 05-CB12, Class A4, 4.895s, 2037	78,000	65,933
Ser. 04-C3, Class A5, 4.878s, 2042	72,000	55,095
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,230,000	736,889
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	28,639,583	563,309
Ser. 06-CB17, Class X, IO, 0.7s, 2043	34,799,357	692,855
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	22,149,439	353,062
Ser. 07-LDPX, Class X, IO, 0.525s, 2049	43,014,492	487,784
Ser. 06-CB16, Class X1, IO, 0.126s, 2045	32,588,672	251,513

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	$915,000	$893,045
Ser. 03-ML1A, Class X1, IO, 0.753s, 2039	9,559,306	272,216
Ser. 05-LDP2, Class X1, IO, 0.24s, 2042	141,575,812	1,415,758
Ser. 05-CB12, Class X1, IO, 0.142s, 2037	41,201,860	231,966
Ser. 07-CB20, Class X1, IO, 0.113s, 2051	73,593,007	507,056
Ser. 06-LDP6, Class X1, IO, 0.093s, 2043	57,205,355	169,900

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	556,463	409,819
Ser. 99-C1, Class G, 6.41s, 2031	601,777	117,408
Ser. 98-C4, Class G, 5.6s, 2035	474,000	360,240
Ser. 98-C4, Class H, 5.6s, 2035	808,000	140,998

LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	23,000	22,783
Ser. 07-C6, Class A2, 5.845s, 2012	7,834,000	6,568,985
Ser. 04-C7, Class A6, 4.786s, 2029	1,421,000	1,225,737
Ser. 07-C2, Class XW, IO, 0.737s, 2040	9,319,800	176,566

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	24,789,459	575,510
Ser. 03-C5, Class XCL, IO, 0.291s, 2037	13,055,658	209,844
Ser. 05-C3, Class XCL, IO, 0.23s, 2040	42,064,274	548,266
Ser. 05-C2, Class XCL, IO, 0.178s, 2040	129,124,028	835,820
Ser. 05-C7, Class XCL, IO, 0.172s, 2040	92,810,151	466,158
Ser. 05-C5, Class XCL, IO, 0.17s, 2020	62,983,160	531,515
Ser. 06-C7, Class XCL, IO, 0.138s, 2038	38,385,124	346,813
Ser. 06-C1, Class XCL, IO, 0.129s, 2041	100,126,770	586,933
Ser. 07-C2, Class XCL, IO, 0.09s, 2040	80,084,908	540,829

Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 1.401s, 2017	496,000	297,600
FRB Ser. 05-LLFA, Class J, 1.251s, 2018	324,000	162,000

Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 38.295s, 2036	465,148	453,251
IFB Ser. 07-5, Class 4A3, 37.455s, 2037	1,455,814	1,400,245
IFB Ser. 06-7, Class 4A2, IO, 7.313s, 2036	2,401,401	263,410
IFB Ser. 07-5, Class 8A2, IO, 7.283s, 2036	2,570,846	280,833
Ser. 07-1, Class 3A2, IO, 6.813s, 2037	3,002,358	256,341
IFB Ser. 06-9, Class 3A2, IO, 6.793s, 2037	1,619,167	164,973
IFB Ser. 07-4, Class 3A2, IO, 6.763s, 2037	2,391,467	242,590
IFB Ser. 06-5, Class 2A2, IO, 6.713s, 2036	4,952,662	498,683
IFB Ser. 07-2, Class 2A13, IO, 6.253s, 2037	4,313,401	404,554
IFB Ser. 07-4, Class 2A2, IO, 6.233s, 2037	10,546,022	985,948
IFB Ser. 07-1, Class 2A3, IO, 6.193s, 2037	4,799,829	445,856
Ser. 06-9, Class 2A3, IO, 6.183s, 2036	5,973,458	553,964
IFB Ser. 06-9, Class 2A2, IO, 6.183s, 2037	4,389,876	407,117
IFB Ser. 06-7, Class 2A4, IO, 6.113s, 2036	8,475,059	777,078
IFB Ser. 06-7, Class 2A5, IO, 6.113s, 2036	7,934,577	717,444
IFB Ser. 06-6, Class 1A2, IO, 6.063s, 2036	2,952,196	268,473
IFB Ser. 06-6, Class 1A3, IO, 6.063s, 2036	4,488,187	408,156
IFB Ser. 07-5, Class 10A2, IO, 5.903s, 2037	4,809,979	425,876

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.415s, 2034	$95,446	$54,008
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	1,226,139	4,506
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	3,708,238	7,324

MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	1,195,317	1,029,999
Ser. 05-1, Class 1A4, 7 1/2s, 2034	858,689	933,557

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1, 1.055s, 2027	3,489,820	2,241,308

Merrill Lynch Capital Funding Corp. Ser. 06-4, Class XC, IO, 0.148s, 2049	75,316,979	455,148

Merrill Lynch Floating Trust 144A FRB Ser. 06-1, Class TM, 0.951s, 2022	741,724	459,869

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.986s, 2030	496,000	343,705
FRB Ser. 05-A9, Class 3A1, 5.274s, 2035	3,051,434	2,336,147
Ser. 96-C2, Class JS, IO, 2.264s, 2028 F	525,467	17,882

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	1,596,000	1,083,624
FRB Ser. 07-C1, Class A4, 6.022s, 2050	1,461,000	980,864
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	75,000	64,136
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	71,000	58,488
Ser. 05-MCP1, Class XC, IO, 0.158s, 2043	51,702,594	372,259

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.413s, 2039	10,783,414	145,576
Ser. 05-LC1, Class X, IO, 0.1s, 2044	28,263,824	136,647

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	3,281,000	2,222,878
FRB Ser. 07-8, Class A2, 6.119s, 2049	1,887,000	1,324,297

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 07-7,
Class X, IO, 0.019s, 2050	152,608,596	310,452

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	3,862,374	521,420
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,915,754	229,891
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,232,567	178,605
Ser. 06-C4, Class X, IO, 5.454s, 2016	7,496,252	773,051

Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO, 1.69s, 2043	7,279,691	145,594

Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043	1,080,000	840,726
FRB Ser. 06-IQ11, Class A4, 5.942s, 2042	3,648,000	2,544,750
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	749,000	269,640
Ser. 05-HQ6, Class A4A, 4.989s, 2042	2,023,000	1,585,830
Ser. 04-HQ4, Class A7, 4.97s, 2040	1,681,000	1,470,539

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 5.124s, 2039	820,000	65,600
Ser. 04-RR, Class F6, 5.124s, 2039	1,230,000	86,100
Ser. 07-HQ13, Class X1, IO, 0.819s, 2044 F	36,584,757	696,260
Ser. 05-HQ5, Class X1, IO, 0.189s, 2042 F	16,996,744	73,627

Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1,
4.767s, 2035 F	2,653,006	1,326,503

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.186s, 2030	$839,000	$545,350

Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 7.243s, 2035	397,387	332,273

Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 9.087s, 2034	179,508	170,971

PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010	189,000	61,114
Ser. 00-C2, Class J, 6.22s, 2033	909,000	466,187

Residential Asset Mortgage Products, Inc. Ser. 02-SL1, Class AI3, 7s, 2032	96,800	94,790

Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.253s, 2037	9,771,106	916,432
Ser. 07-A5, Class 2A3, 6s, 2037	1,103,909	574,033

Saco I Trust FRB Ser. 05-10, Class 1A1, 0.698s, 2033	661,757	285,991

Salomon Brothers Mortgage Securities VII 144A Ser. 02-KEY2, Class X1,
IO, 0.73s, 2036	18,541,148	593,317

SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	470,000	444,150

STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	603,000	440,190
Ser. 03-1A, Class M, 5s, 2018	403,000	221,650
Ser. 04-1A, Class L, 5s, 2018	273,000	152,880

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	8,235,035	4,035,167
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	1,474,742	855,350
Ser. 04-8, Class 1A3, 5.226s, 2034	5,935	2,708
Ser. 05-9, Class AX, IO, 1.259s, 2035	13,439,295	221,748

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2,
Class A, 0.788s, 2034	434,374	264,968

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.815s, 2037	29,321,808	2,225,525
Ser. 07-4, Class 1A4, IO, 1s, 2037	30,566,005	622,018

Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.247s, 2037	10,153,457	653,883
Ser. 06-RF4, Class 1A, IO, 5.157s, 2036	5,337,729	350,122

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	2,572,000	1,851,387
Ser. 07-C30, Class A3, 5.246s, 2043	1,506,000	1,193,735
Ser. 04-C15, Class A4, 4.803s, 2041	2,498,000	2,174,226
Ser. 06-C28, Class XC, IO, 0.563s, 2048	17,099,650	212,254
Ser. 06-C29, IO, 0.53s, 2048	74,371,055	1,095,451
Ser. 07-C34, IO, 0.519s, 2046	17,639,212	272,378

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.751s, 2018	574,000	143,500
Ser. 03-C3, Class IOI, IO, 0.567s, 2035	12,216,287	269,376
Ser. 07-C31, IO, 0.435s, 2047	72,509,546	701,144
Ser. 05-C18, Class XC, IO, 0.135s, 2042	29,770,748	179,965
Ser. 06-C27, Class XC, IO, 0.124s, 2045	37,183,575	180,855
Ser. 06-C23, Class XC, IO, 0.082s, 2045	177,456,745	534,281
Ser. 06-C26, Class XC, IO, 0.061s, 2045	13,249,657	24,145

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	129,000	26,817
Ser. 06-SL1, Class X, IO, 1.181s, 2043	6,052,904	169,179
Ser. 07-SL2, Class X, IO, 0.85s, 2049	12,425,586	307,533

MORTGAGE-BACKED SECURITIES (44.6%)* cont.	Principal amount	Value

Washington Mutual Mortgage Pass-Through Certificates Ser. 07-2,
Class CX, IO, 7s, 2037	$629,924	$66,142

Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1, Class B5,
7.189s, 2031	1,083,000	541,500

Total mortgage-backed securities (cost $390,308,813)		$387,653,132

CORPORATE BONDS AND NOTES (22.3%)*	Principal amount	Value

Basic materials (1.1%)
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (Luxembourg)	$443,000	$356,995

Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011 (Canada)	250,000	222,500

Dow Chemical Co. (The) Pass Through Trust 144A company guaranty
4.027s, 2009	2,525,000	2,456,314

Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes 6 7/8s, 2014	468,000	463,320

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017	312,000	305,760

Georgia-Pacific Corp. debs. 9 1/2s, 2011	250,000	254,375

Georgia-Pacific Corp. notes 8 1/8s, 2011	500,000	501,250

International Paper Co. bonds 7.95s, 2018	213,000	185,300

International Paper Co. sr. unsec. notes 7.4s, 2014	1,855,000	1,709,847

Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s, 2016	485,000	487,425

Potash Corp. of Saskatchewan, Inc. sr. unsec. notes 6 1/2s, 2019 (Canada)	501,000	520,654

Potash Corp. of Saskatchewan, Inc. sr. unsec. notes 5 1/4s, 2014 (Canada)	139,000	142,442

Rio Tinto Finance USA LTD company guaranty sr. unsec. notes 8.95s,
2014 (United Kingdom)	588,000	608,632

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
7 3/8s, 2012	315,000	281,138

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/4s, 2015	305,000	240,950

Westvaco Corp. unsec. notes 7 1/2s, 2027	126,000	108,032

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s,
2016 (Canada)	610,000	456,949

		9,301,883
Capital goods (0.9%)
Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011	400,000	402,000

Caterpillar Financial Services Corp. sr. unsec. notes 4.85s, 2012	1,250,000	1,245,710

Eaton Corp. notes 5.6s, 2018	625,000	590,099

John Deere Capital Corp. sr. unsec. notes Ser. MTN, 5.35s, 2018	300,000	297,588

L-3 Communications Corp. company guaranty Ser. B, 6 3/8s, 2015	450,000	426,375

L-3 Communications Corp. company guaranty sr. unsec. sub. notes
5 7/8s, 2015	390,000	356,850

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	655,000	521,079

Parker Hannifin Corp. sr. unsec. unsub. notes 6 1/4s, 2038	435,000	394,706

Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)	2,000,000	1,722,886

United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	605,000	598,631

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	1,085,000	1,122,763

		7,678,687
Communication services (3.4%)
American Tower Corp. sr. unsec. notes 7s, 2017	1,070,000	1,053,950

Ameritech Capital Funding company guaranty 6 1/4s, 2009	690,000	690,876

AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	926,000	1,059,945

AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	600,000	650,618

CORPORATE BONDS AND NOTES (22.3%)*cont.	Principal amount	Value

Communication services cont.
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	$220,000	$219,617

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	3,060,000	2,848,526

AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	950,000	991,817

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	590,000	594,285

Comcast Cable Communications company guaranty sr. unsub. notes
8 7/8s, 2017	785,000	880,325

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	455,000	449,278

Cox Communications, Inc. notes 7 1/8s, 2012	345,000	348,738

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	470,000	455,996

Cox Communications, Inc. 144A notes 5 7/8s, 2016	390,000	356,502

Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	250,000	254,404

France Telecom notes 8 1/2s, 2031 (France)	340,000	432,705

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013	230,000	173,938

Rogers Communications Inc. company guaranty notes 6.8s,
2018 (Canada)	610,000	635,163

Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,000,000	1,054,204

Southwestern Bell Telephone debs. 7s, 2027	755,000	699,609

TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,435,000	2,331,108

TCI Communications, Inc. debs. 9.8s, 2012	960,000	1,034,923

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)	800,000	710,672

Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Italy)	155,000	146,973

Telecom Italia Capital SA company guaranty 4s, 2010 (Italy)	315,000	312,738

Telefonica Emisones SAU company guaranty 7.045s, 2036 (Spain)	500,000	530,979

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)	125,000	129,804

Telefonica Emisones SAU company guaranty 6.221s, 2017 (Spain)	345,000	357,159

Telefonica Europe BV company guaranty 8 1/4s, 2030 (Spain)	435,000	494,646

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	1,165,000	1,171,489

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018	355,000	357,982

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014	345,000	371,868

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	50,000	51,326

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039	424,000	439,621

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019	166,000	172,483

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	55,000	65,935

Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,580,000	1,658,054

Verizon New Jersey, Inc. debs. 8s, 2022	640,000	629,686

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	783,018

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	219,000	211,931

Verizon Wireless, Inc. 144A notes 5.55s, 2014	2,365,000	2,480,951

Vodafone Group PLC unsec. notes 6.15s, 2037 (United Kingdom)	1,270,000	1,228,529

		29,522,371
Conglomerates (0.2%)
Honeywell International, Inc. sr. unsec. notes 5.3s, 2018	380,000	390,085

Honeywell International, Inc. sr. unsec. notes 5s, 2019	395,000	400,466

Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	560,000	564,226

Tyco International Finance SA company guaranty sr. unsec. unsub. notes
8 1/2s, 2019	380,000	406,463

		1,761,240

CORPORATE BONDS AND NOTES (22.3%)*cont.	Principal amount	Value

Consumer cyclicals (1.0%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	$415,000	$411,888

DaimlerChrysler NA Holding Corp. company guaranty unsec. notes
7.2s, 2009 (Germany)	1,930,000	1,940,177

DaimlerChrysler NA Holding Corp. company guaranty unsec. unsub.
notes Ser. MTN, 5 3/4s, 2011 (Germany)	465,000	456,772

News America Holdings, Inc. company guaranty 7 3/4s, 2024	870,000	755,319

News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	620,679

Omnicom Group, Inc. sr. notes 5.9s, 2016	535,000	472,241

Target Corp. bonds 6 1/2s, 2037	975,000	845,696

Time Warner, Inc. company guaranty sr. unsec. notes FRN 1.461s, 2009	1,175,000	1,167,093

Time Warner, Inc. debs. 9.15s, 2023	675,000	698,804

Time Warner, Inc. debs. 9 1/8s, 2013	785,000	837,267

Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	365,000	379,956

Whirlpool Corp. sr. unsec. notes 8.6s, 2014	180,000	184,435

		8,770,327
Consumer staples (1.8%)
Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	875,000	1,001,949

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 8 1/2s, 2013	540,000	603,807

Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. notes
8.2s, 2039	670,000	671,349

Campbell Soup Co. debs. 8 7/8s, 2021	715,000	912,402

Coca-Cola Co. (The) sr. unsec. unsub. notes 4 7/8s, 2019	455,000	467,542

ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	345,000	362,268

CVS Caremark, Corp. notes 6.6s, 2019	1,310,000	1,395,390

CVS Caremark, Corp. 144A pass-through certificates 6.117s, 2013	934,451	953,810

CVS Corp. sr. unsecd. notes 6 1/8s, 2016	5,000	5,101

Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	480,000	470,506

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)	345,000	350,318

Diageo Capital PLC company guaranty 5.2s, 2013 (United Kingdom)	145,000	149,538

Diageo PLC company guaranty 8s, 2022 (Canada)	675,000	737,492

General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	195,375

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	595,000	616,225

Kellogg Co. sr. unsub. 5 1/8s, 2012	135,000	142,978

Kraft Foods, Inc. notes 6 1/8s, 2018	730,000	745,508

Kroger Co. company guaranty 6 3/4s, 2012	5,000	5,336

Kroger Co. company guaranty 6.4s, 2017	605,000	629,739

Kroger Co. sr. notes 6.15s, 2020	200,000	203,515

McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	684,200

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	530,000	540,594

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	775,000	747,747

SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	1,010,000	991,429

Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	725,000	758,765

Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037 (United Kingdom)	935,000	873,075

Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	720,000	679,274

		15,895,232
Energy (1.4%)
Amerada Hess Corp. unsub notes 6.65s, 2011	210,000	220,175

CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,050,000	1,082,634

CORPORATE BONDS AND NOTES (22.3%)* cont.	Principal amount	Value

Energy cont.
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	$835,000	$797,425

ConocoPhillips company guaranty sr. unsec. bond 5.9s, 2038	590,000	533,221

ConocoPhillips company guaranty sr. unsec. notes 5.2s, 2018	280,000	274,578

ConocoPhillips notes 6 1/2s, 2039	300,000	297,233

Devon Energy Corp. sr. notes 6.3s, 2019	360,000	372,623

EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	270,000	277,109

Forest Oil Corp. sr. notes 8s, 2011	455,000	447,038

Halliburton Co. sr. unsec. notes 7.45s, 2039	850,000	891,931

Kerr-McGee Corp. sec. notes 6.95s, 2024	630,000	502,619

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	195,000	201,306

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	550,000	499,813

Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	495,000	360,163

Peabody Energy Corp. sr. notes 5 7/8s, 2016	665,000	595,175

Petro-Canada sr. unsec. unsub. notes 6.05s, 2018 (Canada)	465,000	423,492

Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	540,000	536,937

Sunoco, Inc. notes 4 7/8s, 2014	249,000	219,251

Weatherford International, Inc. company guaranty sr. unsec. unsub.
bonds 6.8s, 2037	205,000	154,788

Weatherford International, Inc. company guaranty sr. unsec. unsub.
bonds 6.35s, 2017	240,000	212,353

Weatherford International, Ltd. company guaranty 6 1/2s, 2036	470,000	324,959

Weatherford International, Ltd. sr. notes 5 1/2s, 2016	390,000	326,893

Williams Cos., Inc. (The) 144A sr. unsec. notes 8 3/4s, 2020	860,000	883,650

XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	635,000	602,797

XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	280,000	267,909

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	505,000	513,247

		11,819,319
Financials (6.7%)
Allstate Life Global Funding Trusts notes Ser. MTN, 5 3/8s, 2013	1,160,000	1,142,665

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	995,000	950,184

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.76s, 2017	1,035,000	598,537

American International Group, Inc. sr. unsec. Ser. G, 5.85s, 2018	2,440,000	780,800

Amvescap PLC company guaranty 5 5/8s, 2012	440,000	350,682

Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,226,316

Bank of America NA sub. notes 5.3s, 2017	905,000	678,684

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes Ser. G, 4.95s, 2012	495,000	513,804

Barclays Bank PLC unsec. FRN 1 7/8s, 2049	1,530,000	504,900

Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s, 2012	1,380,000	1,452,879

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	989,400

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	1,685,000	1,720,752

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 3.034s, 2012	1,345,500	1,162,556

Capital One Financial Corp. sub. notes 6.15s, 2016	995,000	601,158

Chubb Corp. (The) sr. notes 6 1/2s, 2038	480,000	439,307

CIT Group, Inc. sr. notes 5.4s, 2013	1,170,000	655,407

CIT Group, Inc. sr. notes 5s, 2015	5,000	2,750

CIT Group, Inc. sr. notes 5s, 2014	1,130,000	632,834

Citigroup, Inc. sr. notes 6 1/2s, 2013	945,000	862,412

CORPORATE BONDS AND NOTES (22.3%)*cont.	Principal amount	Value

Financials cont.
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	$1,265,000	$1,063,128

Citigroup, Inc. sr. unsec. unsub. notes FRN 1.424s, 2009	2,670,000	2,663,459

Citigroup, Inc. sub. notes 5s, 2014	1,081,000	740,439

CNA Financial Corp. unsec. notes 6s, 2011	600,000	534,965

Countrywide Financial Corp. FRN Ser. MTN, 1.426s, 2012	1,090,000	889,713

Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)	765,000	759,686

Deutsche Bank Capital Funding Trust VII 144A FRB 5.628s, 2049	930,000	436,561

Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	29,460

Duke Realty LP sr. unsec. notes 6 1/2s, 2018	390,000	248,504

Duke Realty LP sr. unsec. notes 6 1/4s, 2013	120,000	96,181

Fund American Cos., Inc. notes 5 7/8s, 2013	1,050,000	814,251

GATX Financial Corp. notes 5.8s, 2016	455,000	384,475

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 1.174s, 2016	1,305,000	889,645

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 6 7/8s, 2039	370,000	292,016

Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	595,000	561,221

Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	960,000	965,753

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	2,510,000	1,863,286

Hartford Financial Services Group, Inc. (The) sr. unsec. notes 6.1s, 2041	1,207,000	632,444

HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 R	50,000	39,223

Health Care Property Investors, Inc. sr. unsec. notes 6s, 2017	635,000	518,083

Health Care REIT, Inc. sr. notes 6s, 2013 R	320,000	273,291

Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017 R	835,000	556,280

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	5,490,000	4,678,776

iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 R	1,340,000	428,800

JPMorgan Chase & Co. sr. notes 6s, 2018	55,000	53,473

JPMorgan Chase Bank NA sub. notes 6s, 2017	404,000	376,922

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,217,260

Liberty Mutual Group 144A notes 6 1/2s, 2035	1,715,000	895,189

Loews Corp. notes 5 1/4s, 2016	385,000	344,490

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012	1,350,000	1,282,497

Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s, 2014	820,000	714,496

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	1,048,357

Merrill Lynch & Co., Inc. notes 5.45s, 2013	1,350,000	1,199,501

Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.292s, 2011	910,000	788,668

MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	1,465,000	1,382,887

Monumental Global Funding, Ltd. 144A notes 5 1/2s, 2013	700,000	652,931

Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.541s, 2010	890,000	870,311

Morgan Stanley & Co. sr. unsec. notes Ser. MTN, 5 3/4s, 2016	970,000	893,891

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	413,774

Nationwide Health Properties, Inc. notes 6 1/2s, 2011 R	540,000	493,148

Nationwide Health Properties, Inc. unsec. notes 6 1/4s, 2013 R	920,000	799,004

Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	390,000	130,650

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	807,427

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014	575,000	455,112

Prudential Holdings LLC 144A bonds 8.695s, 2023	1,235,000	794,587

Simon Property Group LP sr. unsec. notes 6 1/8s, 2018 R	930,000	767,828

Simon Property Group LP unsub. bonds 5 3/4s, 2015 R	286,000	234,974

CORPORATE BONDS AND NOTES (22.3%)*cont.	Principal amount	Value

Financials cont.
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	$915,000	$798,175

Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	560,000	528,423

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	595,000	468,145

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,880,000	1,698,341

Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 1.411s, 2012	575,000	505,564

Wells Fargo & Co. sr. notes 4 3/8s, 2013	1,785,000	1,718,132

Willis Group North America, Inc. company guaranty 6.2s, 2017	510,000	369,821

		58,329,645
Health care (1.1%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	1,446,370

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)	1,535,000	1,615,072

Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	480,000	483,121

GlaxoSmith Kline Capital, Inc. company guaranty sr. notes 5.65s, 2018	935,000	970,450

Hospira, Inc. sr. notes 6.05s, 2017	110,000	98,581

Hospira, Inc. sr. notes 5.55s, 2012	655,000	647,502

Novartis Securities Investment, Ltd. company guaranty sr. unsec. notes
5 1/8s, 2019	1,170,000	1,197,953

Pfizer, Inc. sr. unsec. notes 7.2s, 2039	1,030,000	1,131,700

Pfizer, Inc. sr. unsec. notes 6.2s, 2019	325,000	353,092

Roche Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2039	620,000	668,920

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	120,000	90,168

UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	615,000	616,850

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	390,000	351,000

WellPoint, Inc. notes 7s, 2019	225,000	228,546

		9,899,325
Technology (0.4%)
Fiserv, Inc. sr. unsec. unsub. notes company guaranty 6.8s, 2017	615,000	585,576

Fiserv, Inc. sr. unsec. unsub. notes company guaranty 6 1/8s, 2012	543,000	538,179

IBM Corp. sr. unsec. notes 5.7s, 2017	470,000	499,662

Lexmark International Inc. sr. unsec. notes 5.9s, 2013	855,000	772,669

Nokia Corp. sr. unsec. notes 6 5/8s, 2039 (Finland)	179,000	178,094

Nokia Corp. sr. unsec. notes 5 3/8s, 2019 (Finland)	81,000	80,251

Xerox Corp. sr. notes 6.4s, 2016	865,000	709,300

Xerox Corp. sr. unsec. notes 6.35s, 2018	250,000	202,500

		3,566,231
Transportation (0.6%)
American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011	100,000	71,500

American Airlines, Inc. pass-through certificates Ser. 01-2, 7.858s, 2011	290,000	240,700

Burlington Northern Santa Fe Corp. sr. unsec. notes 7s, 2014	305,000	328,329

Canadian National Railway Co. sr. unsec. unsub. notes 5.55s,
2019 (Canada)	120,000	120,218

Canadian National Railway Co. sr. unsec. unsub. notes 5.55s,
2018 (Canada)	495,000	501,158

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	802,725	650,208

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	243,450	189,891

Delta Air Lines, Inc. pass-through certificates 6.821s, 2022	440,167	319,121

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019	1,235,648	902,023

CORPORATE BONDS AND NOTES (22.3%)*cont.	Principal amount	Value

Transportation cont.
Southwest Airlines Co. pass-through certificates 6.15s, 2022	$240,554	$214,749

Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	5,000	5,019

Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	895,000	862,100

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	280,000	277,701

United AirLines, Inc. pass-through certificates 6.636s, 2022	564,205	380,838

		5,063,555
Utilities and power (3.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	506,427

American Water Capital Corp. sr. unsec. bonds 6.085s, 2017	375,000	340,695

Appalachian Power Co. sr. notes 5.8s, 2035	580,000	437,909

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	706,761

Beaver Valley II Funding debs. 9s, 2017	795,000	781,302

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	980,000	845,205

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	1,985,000	1,406,471

CMS Energy Corp. unsub. notes 6.55s, 2017	45,000	39,150

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	250,000	247,976

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	480,000	396,242

Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	130,000	123,729

Consolidated Natural Gas Co. sr. notes 5s, 2014	400,000	399,196

Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	1,355,000	1,359,903

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	2,460,000	2,488,760

Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	1,055,000	1,064,059

El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	95,000	86,703

Electricite de France 144A notes 6.95s, 2039 (France)	970,000	1,022,752

Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	810,000	733,548

Enterprise Products Operating, LLC company guaranty sr. notes
6 1/2s, 2019	680,000	623,835

Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	410,000	415,310

Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s, 2020	645,000	586,950

Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s, 2016	190,000	178,600

ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	822,011

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	302,108

Kansas Gas & Electric bonds 5.647s, 2021	289,186	271,797

Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	338,000	327,015

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	867,371

MidAmerican Energy Holdings Co. sr. unsec. bond 6 1/2s, 2037	410,000	373,075

MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	360,000	329,048

National Fuel Gas Co. notes 5 1/4s, 2013	595,000	551,912

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	815,000	814,878

Northwestern Corp. sec. notes 5 7/8s, 2014	900,000	909,815

Oncor Electric Delivery Co. debs. 7s, 2022	208,000	197,594

Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	220,000	223,780

Oncor Electric Delivery Co. 144A 1st mtge. sec. bond 5.95s, 2013	290,000	291,714

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	306,852

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	650,000	619,580

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	469,117

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	794,526

CORPORATE BONDS AND NOTES (22.3%)*cont.	Principal amount	Value

Utilities and power cont.
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	$462,494	$452,907

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	515,000	470,144

Progress Energy, Inc. sr. notes 6.85s, 2012	195,000	206,320

Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009	980,000	985,325

Southern Natural Gas. Co. 144A notes 5.9s, 2017	380,000	345,792

Spectra Energy Capital, LLC company
guaranty sr. unsec. notes 5.9s, 2013	910,000	887,966

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes
6.2s, 2018	135,000	121,204

Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	674,333

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 7.2s, 2011	900,000	873,042

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	1,345,000	1,344,296

TransAlta Corp. notes 5 3/4s, 2013 (Canada)	535,000	499,191

TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)	925,000	965,158

Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	560,000	555,022

West Penn Power Co. 1st mtge. 5.95s, 2017	830,000	744,789

		32,389,165
Total corporate bonds and notes (cost $212,256,420)		$193,996,980

ASSET-BACKED SECURITIES (9.5%)*	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.128s, 2035	$130,212	$54,983
FRB Ser. 05-4, Class A2C, 0.648s, 2035	278,115	229,235

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.588s, 2036	758,000	171,362
FRB Ser. 06-HE3, Class A2C, 0.588s, 2036	973,000	334,990

Advanta Business Card Master Trust FRB Ser. 04-C1, Class C,
1.497s, 2013	1,179,000	199,534

Aegis Asset Backed Securities Trust 144A Ser. 04-6N, Class Note, 4 3/4s,
2035 (In default) †	45,173	5

AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 0.848s, 2029	2,129,414	919,538

American Express Credit Account Master Trust 144A Ser. 04-C, Class C,
0.951s, 2012	342,456	327,166

Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.938s, 2036	755,000	13,136
FRB Ser. 03-8, Class M2, 2.188s, 2033	349,106	95,986

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,203,000	132,330
Ser. 04-1A, Class E, 6.42s, 2039	889,204	88,920

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.708s, 2033	42,539	5,187
FRB Ser. 06-W4, Class A2C, 0.598s, 2036	1,735,000	597,336

Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.438s, 2033	321,284	225,890
FRB Ser. 05-WMC1, Class M1, 0.878s, 2035	543,000	228,060

ASSET-BACKED SECURITIES (9.5%)*cont.	Principal amount	Value

Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.628s, 2036	$285,825	$161,609
FRB Ser. 06-HE4, Class A5, 0.598s, 2036	1,108,619	661,534
FRB Ser. 06-HE7, Class A4, 0.578s, 2036	534,000	156,996

Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1,
1.147s, 2033	745,384	245,977

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	324,000	274,792

Bayview Financial Acquisition Trust FRB Ser. 04-D, Class A, 0.825s, 2044	734,788	646,178

Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.788s, 2038	487,614	292,569
FRB Ser. 03-SSRA, Class A, 1.138s, 2038	427,563	282,192
FRB Ser. 04-SSRA, Class A1, 1.038s, 2039	628,734	352,091

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 2.188s, 2035	319,480	3,195
FRB Ser. 05-HE1, Class M3, 1.368s, 2035	395,000	185,055
FRB Ser. 03-3, Class A2, 1.028s, 2043	1,354,660	1,040,579
FRB Ser. 03-1, Class A1, 0.938s, 2042	399,152	275,112
FRB Ser. 05-3, Class A1, 0.888s, 2035	232,365	118,116

Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	610,000	545,092
Ser. 05-1, Class D, 6 1/2s, 2011	1,076,000	1,056,960

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1, Class M1,
0.858s, 2035	331,324	169,839

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	4,120,604	2,657,035
Ser. 02-2, Class A, IO, 8 1/2s, 2033	3,922,226	305,867
Ser. 00-4, Class A6, 8.31s, 2032	4,463,194	2,287,387
Ser. 00-5, Class A6, 7.96s, 2032	2,277,931	1,508,216
Ser. 02-1, Class M1F, 7.954s, 2033	941,000	518,657
Ser. 01-4, Class A4, 7.36s, 2033	3,303,124	2,565,289
Ser. 00-6, Class A5, 7.27s, 2031	749,459	548,393
Ser. 01-1, Class A5, 6.99s, 2032	3,170,209	2,263,295
Ser. 01-3, Class A4, 6.91s, 2033	4,281,586	3,149,659
Ser. 02-1, Class A, 6.681s, 2033	3,060,646	2,653,329

Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.958s, 2035	284,000	200,998
FRB Ser. 04-6, Class 2A5, 0.828s, 2034	719,197	474,869
FRB Ser. 05-14, Class 3A2, 0.678s, 2036	159,645	114,749

Credit-Based Asset Servicing and Securitization 144A Ser. 06-MH1,
Class B1, 6 1/4s, 2036	375,000	178,756

Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,307,000	392,100

CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A,
5s, 2034 (In default) †	150,030	3,001

Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5, 1.108s, 2035	165,000	20,570

Fieldstone Mortgage Investment Corp. FRB Ser. 05-1, Class M3,
0.978s, 2035	519,000	435,760

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF7,
Class 2A3, 0.588s, 2036	1,209,000	416,241

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023	149,246	140,970

Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 2.311s, 2038	834,000	16,680

Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1, 1.82s, 2015	1,479,710	1,241,920

ASSET-BACKED SECURITIES (9.5%)* cont.	Principal amount	Value

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.768s, 2036	$1,701,000	$376,386
FRB Ser. 06-2, Class 2A3, 0.608s, 2036	3,011,000	739,242

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.438s, 2037	417,000	12,510

GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.738s, 2019	963,000	529,650
Ser. 04-1A, Class B, 1.288s, 2018	31,844	25,475

Gears Auto Owner Trust 144A Ser. 05-AA, Class E1, 8.22s, 2012	1,533,000	1,427,229

GEBL 144A
Ser. 04-2, Class D, 3.201s, 2032	428,231	21,412
Ser. 04-2, Class C, 1.301s, 2032 F	161,390	32,321

Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	437,522	264,014
Ser. 99-5, Class A5, 7.86s, 2030	9,496,503	6,371,726
Ser. 97-2, Class A7, 7.62s, 2028	220,909	176,471
Ser. 97-6, Class A9, 7.55s, 2029	481,138	360,758
Ser. 97-4, Class A7, 7.36s, 2029	142,123	117,211
Ser. 95-8, Class B1, 7.3s, 2026	284,587	166,616
Ser. 96-10, Class M1, 7.24s, 2028	812,000	517,374
Ser. 97-3, Class A5, 7.14s, 2028	294,040	222,358
Ser. 97-6, Class A8, 7.07s, 2029	103,248	89,695
Ser. 98-4, Class A7, 6.87s, 2030	222,587	149,892
Ser. 97-7, Class A8, 6.86s, 2029	85,386	72,138
Ser. 98-6, Class A7, 6.45s, 2030	194,870	183,851
Ser. 99-2, Class A7, 6.44s, 2030	842,854	584,333
Ser. 99-1, Class A6, 6.37s, 2025	972,000	827,463

Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	2,632,745	1,802,503
Ser. 99-5, Class M1A, 8.3s, 2026	409,000	259,494
Ser. 99-3, Class 1A5, 6.79s, 2023	100,414	94,570

GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	601,663	571,580

GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.588s, 2036	4,475,000	1,280,170

Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.988s, 2030	979,000	97,900
FRB Ser. 05-1A, Class D, 1.968s, 2030	322,885	80,721

High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 1.241s, 2036	985,798	364,745

Home Equity Asset Trust FRB Ser. 06-1, Class 2A4, 0.768s, 2036	853,000	493,300

JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.688s, 2035	435,000	7,439
FRB Ser. 06-FRE1, Class A4, 0.728s, 2035	716,000	200,537

Lehman Manufactured Housing Ser. 98-1, Class 1, IO, 0.807s, 2028	10,090,638	137,878

Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	9,439,635	5,540,432
IFB Ser. 07-3, Class 4B, IO, 6.253s, 2037	3,478,928	326,289
FRB Ser. 07-6, Class 2A1, 0.648s, 2037	7,691,994	2,337,585

LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.441s, 2036	2,510,000	200,800
FRB Ser. 02-1A, Class FFL, 3.19s, 2037	3,681,000	736,200

Local Insight Media Finance, LLC Ser. 07-1W, Class A1, 5.53s, 2012 F	4,105,279	1,785,796

ASSET-BACKED SECURITIES (9.5%)* cont.	Principal amount	Value

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.058s, 2035	$448,000	$151,262
FRB Ser. 06-4, Class 2A4, 0.698s, 2036	819,000	222,612
FRB Ser. 06-1, Class 2A3, 0.628s, 2036	1,176,113	620,495

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.688s, 2032	3,088,734	1,763,618
FRB Ser. 02-A, Class M2, 2.688s, 2032	453,000	250,925
Ser. 02-A IO, 0.3s, 2032	84,717,366	880,129

Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	56,779	28,957
Ser. 04-2A, Class D, 5.389s, 2026	50,565	26,294
Ser. 04-2A, Class C, 4.741s, 2026	58,549	35,129
FRB Ser. 02-1A, Class A1, 1.147s, 2024	533,888	448,841

MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2, Class A4,
0.588s, 2036	425,000	172,732

Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	431,719	193,985
Ser. 10, Class B, 7.54s, 2036	431,316	194,198

Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 1.118s, 2035	281,000	195,227
FRB Ser. 05-HE1, Class M3, 0.958s, 2034	281,000	170,094
FRB Ser. 06-NC4, Class M2, 0.738s, 2036	395,000	3,642

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A, Class C1,
2.435s, 2039	735,000	44,100

Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 1.724s, 2015	218,441	192,228

Navistar Financial Corp. Owner Trust Ser. 05-A, Class C, 4.84s, 2014	81,083	73,846

New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	1,224,021	995,137
FRB Ser. 03-4, Class M3, 2.488s, 2033	22,848	11,078

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.598s, 2036	1,017,000	504,868
FRB Ser. 06-2, Class A2C, 0.588s, 2036	1,017,000	366,846

Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022	81,206	76,015
Ser. 01-D, Class A3, 5.9s, 2022	117,944	68,981
Ser. 02-C, Class A1, 5.41s, 2032	2,601,714	1,404,925

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	369,015	264,043
Ser. 01-B, Class A3, 6.535s, 2023	109,926	76,798

Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017	20,627	19,777

Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.268s, 2036	180,000	18,681
FRB Ser. 04-WHQ2, Class A3A, 0.788s, 2035	92,448	83,662

People’s Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.568s, 2036	1,402,000	690,074

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.628s, 2036	1,123,035	744,990
FRB Ser. 07-RZ1, Class A2, 0.598s, 2037	1,565,000	395,203

ASSET-BACKED SECURITIES (9.5%)* cont.	Principal amount	Value

Residential Asset Securities Corp. FRB Ser. 05-EMX1, Class M2,
1.168s, 2035	$637,000	$431,389

Residential Asset Securities Corp. 144A Ser. 04-NT, Class Note, 4 1/2s,
2034 (In default) †	61,018	1,525

SAIL Net Interest Margin Notes 144A Ser. 04-4A, Class B, 7 1/2s, 2034
(In default) †	233,390	4,670

Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.088s, 2035	281,000	3,143
FRB Ser. 07-NC2, Class A2B, 0.578s, 2037	1,409,000	348,498
FRB Ser. 07-BR5, Class A2A, 0.568s, 2037	677,248	419,894

SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.648s, 2036	1,730,000	305,110
FRB Ser. 06-FRE1, Class A2B, 0.618s, 2036	717,000	294,994

Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.608s, 2036	758,000	322,434
FRB Ser. 06-3, Class A3, 0.598s, 2036	4,497,000	1,516,299

South Coast Funding 144A FRB Ser. 3A, Class A2, 2.441s, 2038	460,000	4,600

Structured Asset Investment Loan Trust FRB Ser. 06-BNC2, Class A6,
0.698s, 2036	821,000	23,184

Structured Asset Receivables Trust 144A FRB Ser. 05-1, 1.602s, 2015	3,803,640	2,168,075

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO,
6.1s, 2028	2,032,004	185,319

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,388,000	173,500

WAMU Asset-Backed Certificates FRB Ser. 07-HE2, Class 2A1,
0.548s, 2037	6,221,722	3,375,284

Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3, 0.758s, 2037	366,000	68,110

Whinstone Capital Management, Ltd. 144A FRB Ser. 1A, Class B3, 1.992s,
2044 (United Kingdom)	460,894	55,307

Total asset-backed securities (cost $156,432,632)		$82,862,076

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.4%)*	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 5.355% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.355	$92,480,000	$15,541,264

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 5.355% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.355	92,480,000	215,401

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 5.355% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.355	97,133,000	16,321,258

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 5.355% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.355	97,133,000	226,238

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 5.03% versus the three month
USD-LIBOR-BBA maturing February 16, 2020.	Feb-10/5.03	$102,080,000	$13,962,502

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 5.03% versus the three month
USD-LIBOR-BBA maturing February 16, 2020.	Feb-10/5.03	102,080,000	712,777

Total purchased options outstanding (cost $23,481,623)			$46,979,440

U.S. TREASURY OBLIGATIONS (2.2%)*		Principal amount	Value

U.S. Treasury Bond 8 7/8s, February 15, 2019 [i]		$13,346,000	$19,412,958

Total U.S. treasury obligations (cost $19,412,958)			$19,412,958

SENIOR LOANS (0.8%)* [c]	Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B, 3.474s, 2013	$409,955	$356,661

Allison Transmission, Inc. bank term loan FRN Ser. B, 3.219s, 2014	400,290	285,540

Dana Corp. bank term loan FRN 7 1/4s, 2015	254,896	75,194

First Data Corp. bank term loan FRN Ser. B1, 3.224s, 2014	203,913	148,499

Goodman Global Holdings, Inc. bank term loan FRN Ser. B, 6 1/2s, 2011	324,240	281,765

Harrah’s Operating Co., Inc. bank term loan FRN Ser. B2, 4.09s, 2015	409,860	290,317

Hawker Beechcraft Acquisition Co., LLC bank term loan FRN 3.22s, 2014	16,382	8,419

Hawker Beechcraft Acquisition Co., LLC bank term loan FRN Ser. B,
2 3/4s, 2014	288,306	148,157

Health Management Associates, Inc. bank term loan FRN 2.97s, 2014	387,483	334,689

IASIS Healthcare Corp. bank term loan FRN Ser. DD, 2.974s, 2014	98,503	86,880

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN
2.974s, 2014	26,466	23,343

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B,
2.518s, 2014	284,656	251,066

Intelsat Corp. bank term loan FRN Ser. B2, 2.989s, 2011	108,313	98,474

Intelsat Corp. bank term loan FRN Ser. B2-A, 2.989s, 2013	108,346	98,505

Intelsat Corp. bank term loan FRN Ser. B2-C, 2.989s, 2013	108,313	98,474

Lear Corp. bank term loan FRN 3.205s, 2013	411,493	162,128

Lender Processing Services, Inc. bank term loan FRN Ser. B, 3.474s, 2014	618,750	598,641

Level 3 Communications, Inc. bank term loan FRN 3.195s, 2014	414,000	330,579

MetroPCS Wireless, Inc. bank term loan FRN 3.213s, 2013	163,504	152,319

National Bedding Co. bank term loan FRN 2.457s, 2011	186,614	107,303

Navistar Financial Corp. bank term loan FRN 4.385s, 2012	110,400	89,266

Navistar International Corp. bank term loan FRN 4.974s, 2012	303,600	245,482

NewPage Holding Corp. bank term loan FRN 4.792s, 2014	314,067	242,268

Pinnacle Foods Holding Corp. bank term loan FRN Ser. B, 3.474s, 2014	408,799	339,303

Polypore, Inc. bank term loan FRN Ser. B, 3.224s, 2014	408,799	347,479

Sequa Corp. bank term loan FRN 4.224s, 2014	566,637	354,148

Spectrum Brands, Inc. bank term loan FRN 2.916s, 2013 (In default) †	26,417	20,830

Spectrum Brands, Inc. bank term loan FRN Ser. B1, 7.019s, 2013
(In default) †	383,621	302,485

Sun Healthcare Group, Inc. bank term loan FRN 2.724s, 2014	69,023	59,073

SENIOR LOANS (0.8%)* [c] cont.	Principal amount	Value

Sun Healthcare Group, Inc. bank term loan FRN Ser. B, 2.974s, 2014	$452,314	$387,106

SunGard Data Systems, Inc. bank term loan FRN 2.974s, 2014	204,386	183,039

Travelport bank term loan FRN Ser. B, 3.023s, 2013	165,388	110,029

Travelport bank term loan FRN Ser. DD, 3.224s, 2013	96,248	64,967

TW Telecom, Inc. bank term loan FRN Ser. B, 3.224s, 2013	204,386	185,699

Yankee Candle Co., Inc. bank term loan FRN 2.974s, 2014	232,048	192,439

Total senior loans (cost $8,352,602)		$7,060,566

MUNICIPAL BONDS AND NOTES (0.3%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$770,000	$797,404

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 7.309s, 6/1/34	820,000	418,282

Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser. A, 7.467s, 6/1/47	2,045,000	1,150,353

Total municipal bonds and notes (cost $3,622,369)		$2,366,039

SHORT-TERM INVESTMENTS (41.5%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund [e]	99,815,869	$99,815,869

Interest in $288,200,000 joint tri-party repurchase agreement dated April 30, 2009 with Bank of America Sec. LLC due May 1,
2009 — maturity value of $99,500,470 for an effective yield of 0.17%
(collateralized by various mortgage backed securities with coupon rates ranging from 4.00% to 7.00% and due dates ranging from
June 15, 2023 to April 20, 2039 valued at $288,201,361)	$99,500,000	99,500,000

U.S. Treasury Bill for effective yields of 0.31% to 0.66%,
November 19, 2009 # ##	20,302,000	20,230,801

U.S. Treasury Bill for effective yields of 0.48% to 0.70%,
December 17, 2009 ##	41,213,000	41,029,479

U.S. Treasury Cash Management Bill for an effective yield of 0.88%,
May 15, 2009 #	5,000,000	4,998,290

Cafco, LLC, for an effective yield of 0.45%, May 1, 2009	7,500,000	7,500,000

Federal Home Loan Banks, for an effective yield of 2.73%,
July 14, 2009 ##	27,500,000	27,345,670

LMA Americas, LLC, for an effective yield of 0.40%, May 18, 2009	15,000,000	14,997,167

Starbird Funding Corp., for an effective yield of 0.45%,
May 14, 2009	15,000,000	14,997,563

Victory Receivables Corp., for an effective yield of 0.35%,
May 18, 2009	15,497,000	15,494,437

Working Capital Management Co., for an effective yield of 0.65%,
May 1, 2009	15,000,000	15,000,000

Total short-term investments (cost $360,927,885)		$360,909,276

TOTAL INVESTMENTS

Total investments (cost $1,774,027,143)		$1,701,369,948

Key to other fixed-income security abbreviations

IO           Interest Only

MTN       Medium Term Notes

MTNA    Medium Term Notes Class A

MTNB    Medium Term Notes Class B

MTNE    Medium Term Notes Class E

PO         Principal Only

* Percentages indicated are based on net assets of $869,776,804.

† Non-income-producing security.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at April 30, 2009.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at April 30, 2009.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at April 30, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

e See Note 5 to the financial statements regarding investments in Putnam Money Market Liquidity Fund.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs (Note 1).

i Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts (Note 1).

R Real Estate Investment Trust.

At April 30, 2009, liquid assets totaling $584,927,461 have been designated as collateral for open forward commitments, swap contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2009.

FUTURES CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Euro-Dollar 90 day (Short)	648	$160,469,100	Jun-09	$(2,908,675)

Euro-Dollar 90 day (Short)	1,542	381,664,275	Sep-09	(7,630,157)

Euro-Dollar 90 day (Short)	1,813	447,833,663	Dec-09	(9,086,894)

Euro-Dollar 90 day (Short)	105	25,902,188	Mar-10	(617,986)

U.S. Treasury Bond 20 yr (Long)	408	50,005,500	Jun-09	(1,746,731)

U.S. Treasury Note 2 yr (Short)	631	137,272,078	Jun-09	(425,798)

U.S. Treasury Note 5 yr (Long)	174	20,382,469	Jun-09	(478)

U.S. Treasury Note 10 yr (Long)	27	3,265,313	Jun-09	(37,731)

Total				$(22,454,450)

WRITTEN OPTIONS OUTSTANDING at 4/30/09 (premiums received $45,027,458) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of 4.4%
versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	$66,317,000	Nov-09/4.4	$559,127

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.4%
versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	66,317,000	Nov-09/4.4	6,209,261

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	166,462,000	Feb-10/5.215	25,109,128

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA
maturing February 18, 2020.	166,462,000	Feb-10/5.215	947,435

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.08% versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	111,102,000	Feb-10/5.08	762,026

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.08%
versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.08	15,574,278

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.22	16,763,070

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	111,102,000	Feb-10/5.22	649,757

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	17,335,500	May-12/5.51	419,865

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	2,447,253

Total			$69,441,200

TBA SALE COMMITMENTS OUTSTANDING at 4/30/09 (proceeds receivable $79,711,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, May 1, 2039	$60,000,000	5/12/09	$61,050,000

FNMA, 5s, May 1, 2039	18,000,000	5/12/09	18,513,281

Total			$79,563,281

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$193,000,000	$—	4/28/39	3.493%	3 month USD-
				LIBOR-BBA	$4,984,860

94,053,000	—	5/23/10	3 month USD-
			LIBOR-BBA	3.155%	3,100,561

102,500,000	—	7/18/13	4.14688%	3 month USD-
				LIBOR-BBA	(8,572,699)

39,390,000	—	8/26/18	3 month USD-
			LIBOR-BBA	4.54375%	4,653,210

709,017,000	—	9/10/10	3 month USD-
			LIBOR-BBA	3.22969%	21,051,260

69,168,000	—	9/15/10	3.08%	3 month USD-
				LIBOR-BBA	(1,884,258)

52,510,000	—	9/18/10	3 month USD-
			LIBOR-BBA	2.86667%	1,268,077

15,243,000	(47,580)	10/1/18	4.30%	3 month USD-
				LIBOR-BBA	(1,490,438)

288,144,000	1,623,874	10/14/18	3 month USD-
			LIBOR-BBA	4.30%	28,620,896

123,737,000	46,704	10/20/18	3 month USD-
			LIBOR-BBA	4.60%	14,677,038

231,234,000	(210,203)	10/20/10	3.00%	3 month USD-
				LIBOR-BBA	(6,194,556)

31,016,000	—	10/26/12	4.6165%	3 month USD-
				LIBOR-BBA	(2,630,517)

219,655,000	—	5/19/10	3.2925%	3 month USD-
				LIBOR-BBA	(7,713,921)

109,878,000	—	7/22/10	3 month USD-
			LIBOR-BBA	3.5375%	4,190,591

2,783,000	—	9/16/38	3 month USD-
			LIBOR-BBA	4.66%	533,469

40,036,000	—	5/8/28	4.95%	3 month USD-
				LIBOR-BBA	(8,463,998)

Barclays Bank PLC
130,838,000	—	12/9/10	3 month USD-
			LIBOR-BBA	2.005%	2,225,377

156,425,000	—	12/9/20	3 month USD-
			LIBOR-BBA	2.91875%	(5,183,474)

Citibank, N.A.
75,397,000	—	9/16/10	3.175%	3 month USD-
				LIBOR-BBA	(2,166,313)

315,481,000	—	9/17/13	3 month USD-
			LIBOR-BBA	3.4975%	15,199,933

25,555,000	—	9/18/10	3 month USD-
			LIBOR-BBA	2.92486%	640,511

173,372,000	—	6/29/18	2.477%	3 month USD-
				LIBOR-BBA	8,295,976

183,320,000	—	2/24/16	2.77%	3 month USD-
				LIBOR-BBA	1,005,345

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
$40,003,000	$—	3/25/19	2.95%	3 month USD-
				LIBOR-BBA	$883,912

79,045,000	—	3/27/14	3 month USD-
			LIBOR-BBA	2.335%	(671,734)

30,464,000	—	4/15/19	3.065%	3 month USD-
				LIBOR-BBA	411,586

244,000,000	—	4/24/39	3.436%	3 month USD-
				LIBOR-BBA	8,817,100

46,752,000	—	4/29/19	3 month USD-
			LIBOR-BBA	3.05%	(728,821)

Credit Suisse International
151,366,000	—	9/18/38	4.41338%	3 month USD-
				LIBOR-BBA	(22,133,032)

125,559,000	119,363	10/31/18	4.35%	3 month USD-
				LIBOR-BBA	(12,045,039)

53,000,000	—	12/5/20	3 month USD-
			LIBOR-BBA	3.01%	(1,248,446)

235,000,000	—	12/11/10	3 month USD-
			LIBOR-BBA	2.03%	4,087,841

119,000,000	—	12/11/38	2.72%	3 month USD-
				LIBOR-BBA	18,896,200

48,000,000	—	12/11/18	3 month USD-
			LIBOR-BBA	2.9275%	(653,023)

65,507,000	—	1/13/14	2.095%	3 month USD-
				LIBOR-BBA	784,298

51,714,000	—	1/16/19	3 month USD-
			LIBOR-BBA	2.32%	(3,576,064)

577,765,000	—	1/22/14	2.03719%	3 month USD-
				LIBOR-BBA	8,835,694

97,845,000	—	2/5/14	2.475%	3 month USD-
				LIBOR-BBA	(164,329)

31,823,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.35%	(955,652)

24,880,000	—	4/28/39	3.50375%	3 month USD-
				LIBOR-BBA	593,323

Deutsche Bank AG
97,134,000	—	4/21/14	2.51%	3 month USD-
				LIBOR-BBA	164,045

40,810,000	—	4/30/19	3.145%	3 month USD-
				LIBOR-BBA	301,239

125,600,000	—	9/24/10	3 month USD-
			LIBOR-BBA	3.395%	4,030,323

39,965,000	—	10/17/18	4.585%	3 month USD-
				LIBOR-BBA	(4,685,114)

45,692,000	—	11/21/18	3 month USD-
			LIBOR-BBA	3.75%	2,772,093

66,709,000	57,131	11/21/10	2.25%	3 month USD-
				LIBOR-BBA	(1,445,318)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$464,294,000	$—	11/25/13	3 month USD-
			LIBOR-BBA	2.95409%	$14,985,725

52,705,000	—	11/28/13	3 month USD-
			LIBOR-BBA	2.8725%	1,484,156

173,568,000	—	12/5/13	2.590625%	3 month USD-
				LIBOR-BBA	(2,439,257)

49,064,000	—	12/9/13	3 month USD-
			LIBOR-BBA	2.5225%	514,676

71,521,000	—	12/11/18	2.94%	3 month USD-
				LIBOR-BBA	894,445

79,072,000	—	12/15/18	3 month USD-
			LIBOR-BBA	2.80776%	(1,934,858)

44,096,000	—	12/16/28	3 month USD-
			LIBOR-BBA	2.845%	(4,339,836)

116,735,000	—	12/30/13	2.15633%	3 month USD-
				LIBOR-BBA	967,423

79,499,000	—	1/13/19	3 month USD-
			LIBOR-BBA	2.52438%	(4,058,790)

34,693,000	—	1/20/19	3 month USD-
			LIBOR-BBA	2.347%	(2,328,718)

187,988,000	—	1/22/29	3 month USD-
			LIBOR-BBA	2.8875%	(17,649,166)

115,553,000	—	1/22/14	2.055%	3 month USD-
				LIBOR-BBA	1,669,037

42,132,000	—	1/28/29	3 month USD-
			LIBOR-BBA	3.1785%	(2,175,201)

150,000,000	(591,000)	1/30/39	3 month USD-
			LIBOR-BBA	3.1%	(14,115,414)

82,219,000	—	1/30/11	1.45%	3 month USD-
				LIBOR-BBA	(418,199)

352,461,000	—	2/3/14	2.44%	3 month USD-
				LIBOR-BBA	(95,937)

142,214,000	—	2/3/24	3 month USD-
			LIBOR-BBA	3.27%	(3,532,442)

100,464,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.324%	(3,398,934)

281,490,000	—	2/5/14	2.44661%	3 month USD-
				LIBOR-BBA	(93,359)

20,158,000	—	2/6/14	2.5529%	3 month USD-
				LIBOR-BBA	(107,131)

17,080,000	—	2/6/29	3 month USD-
			LIBOR-BBA	3.42575%	(325,281)

3,000,000	—	2/6/14	2.5675%	3 month USD-
				LIBOR-BBA	(18,027)

1,000,000	—	2/9/14	2.525%	3 month USD-
				LIBOR-BBA	(3,719)

1,000,000	—	2/10/14	2.55%	3 month USD-
				LIBOR-BBA	(4,869)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$99,409,000	$—	2/10/14	2.5825%	3 month USD-
				LIBOR-BBA	$(638,434)

31,650,000	—	2/10/29	3 month USD-
			LIBOR-BBA	3.4725%	(395,790)

42,513,000	—	2/25/14	2.4675%	3 month USD-
				LIBOR-BBA	5,141

2,000,000	—	3/10/16	3 month USD-
			LIBOR-BBA	2.845%	(3,893)

3,000,000	—	3/11/16	3 month USD-
			LIBOR-BBA	2.892%	2,842

2,100,000	—	3/11/16	3 month USD-
			LIBOR-BBA	2.938%	8,213

2,404,000,000	—	3/16/11	3 month USD-
			LIBOR-BBA	1.6725%	11,774,307

1,130,000,000	—	3/16/16	2.85%	3 month USD-
				LIBOR-BBA	2,434,208

303,000,000	—	3/16/29	3 month USD-
			LIBOR-BBA	3.29%	(12,633,333)

68,646,000	(1,916,940)	4/16/19	3 month USD-
			LIBOR-BBA	5.385%	10,993,060

393,419,000	—	3/20/11	3 month USD-
			LIBOR-BBA	1.43%	15,575

117,500,000	—	3/23/11	3 month USD-
			LIBOR-BBA	1.45%	63,619

492,000,000	—	3/30/14	2.36%	3 month USD-
				LIBOR-BBA	3,750,409

226,000,000	—	3/30/21	3 month USD-
			LIBOR-BBA	3.125%	(5,287,051)

27,858,000	—	4/8/19	3.115%	3 month USD-
				LIBOR-BBA	241,500

3,638,000	—	4/14/19	3 month USD-
			LIBOR-BBA	3.037%	(57,857)

Goldman Sachs International
174,225,000	—	12/9/23	3 month USD-
			LIBOR-BBA	2.92%	(10,520,087)

197,606,000	—	12/24/18	3 month USD-
			LIBOR-BBA	2.5%	(10,257,984)

JPMorgan Chase Bank, N.A.
280,402,000	—	12/9/12	2.52%	3 month USD-
				LIBOR-BBA	(5,753,859)

174,225,000	—	12/9/23	3 month USD-
			LIBOR-BBA	2.94%	(10,100,398)

122,424,000	—	12/19/18	5%	3 month USD-
				LIBOR-BBA	(20,546,579)

13,502,000	—	1/27/29	3 month USD-
			LIBOR-BBA	3.135%	(782,920)

50,190,000	—	3/3/11	3 month USD-
			LIBOR-BBA	1.68283%	279,871

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$21,467,000	$—	3/6/39	3.48%	3 month USD-
				LIBOR-BBA	$537,517

84,687,000	(2,453,806)	4/8/19	3 month USD-
			LIBOR-BBA	5.315%	13,016,525

248,000,000	—	3/20/19	3.20875%	3 month USD-
				LIBOR-BBA	(161,777)

118,863,000	—	3/23/16	3 month USD-
			LIBOR-BBA	2.6125%	(2,105,240)

323,000,000	—	3/24/11	3 month USD-
			LIBOR-BBA	1.4625%	208,090

13,600,000	—	4/1/24	3 month USD-
			LIBOR-BBA	3.17%	(560,518)

1,236,130,000	—	4/3/11	3 month USD-
			LIBOR-BBA	1.365%	(1,905,673)

UBS, AG
381,934,000	12,696,131	11/10/28	4.45%	3 month USD-
				LIBOR-BBA	(41,022,567)

663,966,000	(16,867,162)	11/10/18	3 month USD-
			LIBOR-BBA	4.45%	64,959,455

50,570,000	665,304	11/24/38	3.3%	3 month USD-
				LIBOR-BBA	3,132,499

38,668,000	188,747	11/24/18	3.4%	3 month USD-
				LIBOR-BBA	(952,284)

29,194,000	(9,218)	11/24/10	3 month USD-
			LIBOR-BBA	2.05%	514,047

589,602,000	—	11/24/10	3 month USD-
			LIBOR-BBA	2.05%	10,578,251

466,402,000	—	12/9/12	2.52%	3 month USD-
				LIBOR-BBA	(9,570,585)

Total					$21,152,636

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

	Upfront		Fixed payments	Total return
Swap counterparty /	premium	Termination	received (paid) by	received by	Unrealized
Notional amount	received (paid)	date	fund per annum	or paid by fund	appreciation

JPMorgan Chase Bank, N.A.
$35,601,563		5/12/09	(0.72%) 4.50%	FNMA 4.50% 30 YR	$119,297
				TBA

Total					$119,297

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$—	$440,000	12/20/12	95 bp	$(152,852)

Marsh & Mclennan
Co. Inc., 5 3/8%,
7/15/14	—	—	1,350,000	3/20/12	(95 bp)	(15,631)

Meadwestvaco Corp.,
6.85%, 4/1/12	—	—	122,000	3/20/18	(177 bp)	(3,182)

MetLife Inc., 5%,
6/15/15	—	—	975,000	12/20/13	(384 bp)	75,739

Citibank, N.A.
Conagra Foods Inc.,
7%, 10/1/28	—	—	345,000	9/20/10	(27 bp)	(78)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AA	674,327	3,370,016	5/25/46	11 bp	(706,001)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	318,815	1,845,241	5/25/46	11 bp	(436,979)

Marsh & Mclennan
Co. Inc., 5 3/8%,
7/15/14	—	—	820,000	9/20/14	(105 bp)	(20,733)

Rexam PLC, 4 3/8%,
3/15/13	—	—	1,985,000	6/20/13	(145 bp)	113,737

Sara Lee Corp.,
6 1/8%, 11/1/32	—	—	725,000	9/20/11	(43 bp)	6

Yum! Brands, Inc.,
8 7/8%, 4/15/11	—	—	260,000	3/20/13	(65 bp)	1,243

Credit Suisse International
DJ ABX HE AAA
Series 7 Version 2
Index	BB+	543,900	980,000	1/25/38	76 bp	(186,117)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	1,156,004	5,625,216	5/25/46	11 bp	(1,136,271)

DJ CDX NA HY Series
10	B+	181,608	1,729,600	6/20/13	500 bp	(120,565)

DJ CDX NA HY Series
10	B+	673,498	6,338,800	6/20/13	500 bp	(433,933)

DJ CDX NA IG Series
11 Index	BBB+	184,542	7,810,000	12/20/13	150 bp	37,558

General Electric
Capital Corp.,
5 5/8%, 9/15/17	Aa2	—	3,610,000	12/20/13	530 bp	(171,210)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	—	—	585,000	12/20/13	(210 bp)	19,715

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Deutsche Bank AG
DJ ABX HE AAA
Series 6 Version 1
Index	AAA	$224,353	$2,065,447	7/25/45	18 bp	$(420,231)

DJ CDX NA HY Series
11 Version 1 Index	B	1,277,742	5,437,200	12/20/13	500 bp	129,260

DJ CDX NA IG Series
12 Version 1 Index	—	(1,492,121)	38,671,000	6/20/14	(100 bp)	(414,919)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	—	3,150,000	9/20/13	109 bp	(604,291)

Goldman Sachs International
DJ ABX HE AAA Index	BB+	509,291	2,167,000	1/25/38	76 bp	(1,104,941)

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	742,995	3,615,480	5/25/46	11 bp	(737,861)

GATX Corp., 8.875%,
6/1/09	—	—	455,000	3/20/16	(100 bp)	60,298

Lexmark
International,
Inc., 5.9%, 6/1/13	—	—	855,000	6/20/13	(113 bp)	54,439

Nextel
Communications,
7 3/8%, 8/1/15	—	—	230,000	9/20/13	(540 bp)	19,465

Merrill Lynch International
Kinder Morgan,
Inc., 6 1/2%, 9/1/12	—	—	338,000	9/20/12	(128 bp)	(528)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series
12 Version 1 Index	—	(6,700,219)	150,937,000	6/20/14	(100 bp)	(2,478,745)

Total						$(8,633,608)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2009. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (” SFAS 157” ). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$99,815,869	$(22,454,450)

Level 2	1,597,781,390	(11,626,823)

Level 3	3,772,689	—

Total	$1,701,369,948	$(34,081,273)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of April 30, 2009:

	Investment in securities	Other financial instruments

Balance as of October 31, 2008	$26,761,208	$—

Accrued discounts/premiums	—	—

Realized gain/(loss)	(2,147,623)	—

Change in net unrealized appreciation/(depreciation)	1,104,816	—

Net purchases/sales	(2,269,709)	—

Net transfers in and/or out of Level 3	(19,676,003)	—

Balance as of April 30, 2009	$3,772,689	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 4/30/09 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,674,211,274)	$1,601,554,079
Affiliated issuers (identified cost $99,815,869) (Note 5)	99,815,869

Cash	1,833,766

Interest and other receivables	8,448,455

Receivable for shares of the fund sold	2,554,398

Receivable for investments sold	84,561,372

Receivable for sales of delayed delivery securities (Note 1)	79,821,877

Unrealized appreciation on swap contracts (Note 1)	304,686,106

Premium paid on swap contracts (Note 1)	30,288,249

Total assets	2,213,564,171

LIABILITIES

Payable for variation margin (Note 1)	432,381

Payable for investments purchased	255,654,868

Payable for purchases of delayed delivery securities (Note 1)	584,832,823

Payable for shares of the fund repurchased	2,566,777

Payable for compensation of Manager (Note 2)	916,814

Payable for investor servicing fees (Note 2)	139,588

Payable for custodian fees (Note 2)	76,778

Payable for Trustee compensation and expenses (Note 2)	233,549

Payable for administrative services (Note 2)	2,881

Payable for distribution fees (Note 2)	213,618

Written options outstanding, at value (premiums received $45,027,458) (Notes 1 and 3)	69,441,200

Premium received on swap contracts (Note 1)	21,884,329

Unrealized depreciation on swap contracts (Note 1)	292,047,781

TBA sales commitments, at value (proceeds receivable $79,711,875) (Note 1)	79,563,281

Collateral on swap contracts, at value (Note 1)	34,839,088

Payable for receivable purchase agreement (Note 2)	759,954

Other accrued expenses	181,657

Total liabilities	1,343,787,367

Net assets	$869,776,804

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,424,886,443

Undistributed net investment income (Note 1)	429,983

Accumulated net realized loss on investments (Note 1)	(449,891,587)

Net unrealized depreciation of investments	(105,648,035)

Total — Representing net assets applicable to capital shares outstanding	$869,776,804

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($484,015,882 divided by 88,918,428 shares)	$5.44

Offering price per class A share (100/96.00 of $5.44)*	$5.67

Net asset value and offering price per class B share ($44,795,862 divided by 8,287,494 shares)**	$5.41

Net asset value and offering price per class C share ($19,679,480 divided by 3,631,930 shares)**	$5.42

Net asset value and redemption price per class M share ($165,424,540 divided by 30,848,944 shares)	$5.36

Offering price per class M share (100/96.75 of $5.36)***	$5.54

Net asset value, offering price and redemption price per class R share
($1,693,235 divided by 312,052 shares)	$5.43

Net asset value, offering price and redemption price per class Y share
($154,167,805 divided by 28,083,590 shares)	$5.49

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 4/30/09 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $10,976
from investments in affiliated issuers) (Note 5)	$28,107,831

Securities lending	8,529

Total investment income	28,116,360

EXPENSES

Compensation of Manager (Note 2)	2,891,206

Investor servicing fees (Note 2)	1,327,359

Custodian fees (Note 2)	106,429

Trustee compensation and expenses (Note 2)	33,378

Administrative services (Note 2)	27,009

Distribution fees — Class A (Note 2)	581,281

Distribution fees — Class B (Note 2)	237,850

Distribution fees — Class C (Note 2)	79,471

Distribution fees — Class M (Note 2)	388,493

Distribution fees — Class R (Note 2)	3,691

Other	287,450

Fees reimbursed by Manager (Note 2)	(1,160,945)

Total expenses	4,802,672

Expense reduction (Note 2)	(13,134)

Net expenses	4,789,538

Net investment income	23,326,822

Net realized loss on investments (including $124,674,765
of net realized losses from redemptions in kind) (Notes 1 and 3)	(84,142,066)

Net realized loss on swap contracts (Note 1)	(165,031,220)

Net realized loss on futures contracts (Note 1)	(10,575,404)

Net realized gain on written options (Notes 1 and 3)	7,314,834

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	193,578,568

Net loss on investments	(58,855,288)

Net decrease in net assets resulting from operations	$(35,528,466)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/09*	Year ended 10/31/08

Operations:
Net investment income	$23,326,822	$124,126,285

Net realized loss on investments	(252,433,856)	(141,266,820)

Net unrealized appreciation (depreciation) of investments	193,578,568	(266,679,860)

Net decrease in net assets resulting from operations	(35,528,466)	(283,820,395)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(21,432,940)	(50,934,368)

Class B	(2,000,623)	(5,580,614)

Class C	(679,656)	(1,366,217)

Class M	(7,105,838)	(15,777,681)

Class R	(66,351)	(107,043)

Class Y	(12,302,071)	(74,106,432)

Redemption fees (Note 1)	1,846	4,540

Decrease from capital share transactions (Note 4)	(621,370,333)	(278,003,797)

Total decrease in net assets	(700,484,432)	(709,692,007)

NET ASSETS

Beginning of period	1,570,261,236	2,279,953,243

End of period (including undistributed net investment
income of $429,983 and $20,690,640, respectively)	$869,776,804	$1,570,261,236

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

											Ratio	Ratio of net
			Net realized								of expenses	investment
	Net asset value,		and unrealized	Total from				Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	From net	Total	Redemption	value, end of	at net asset	end of period	net assets	to average net	Portfolio
Period ended	of period	income (loss) [a,b]	investments	operations	investment income	distributions	fees [c]	period	value (%) [d]	(in thousands)	(%) [b,e]	assets (%) [b]	turnover (%)

Class A
April 30, 2009 **	$5.35	.11	.21	.32	(.23)	(.23)	—	$5.44	6.46 *	$484,016	.49 *	2.21 *	189.64 *[g]
October 31, 2008	6.77	.38	(1.34)	(.96)	(.46)	(.46)	—	5.35	(15.13)	537,220.99		5.91	200.36 [g]
October 31, 2007	6.74	.31	.04	.35	(.32)	(.32)	—	6.77	5.35	768,016.98		4.67	322.90 [g]
October 31, 2006	6.73	.27 [f]	.03	.30	(.29)	(.29)	—	6.74	4.53	791,970	.95 [f]	4.07 [f]	238.67 [g]
October 31, 2005	6.87	.23	(.16)	.07	(.21)	(.21)	—	6.73	1.05	872,931.98		3.42	300.04 [g]
October 31, 2004	6.69	.19	.19	.38	(.20)	(.20)	—	6.87	5.70	985,939.99		2.83	441.06

Class B
April 30, 2009 **	$5.32	.09	.21	.30	(.21)	(.21)	—	$5.41	6.09 *	$44,796	.86 *	1.88 *	189.64 *[g]
October 31, 2008	6.72	.34	(1.33)	(.99)	(.41)	(.41)	—	5.32	(15.58)	57,171	1.74	5.22	200.36 [g]
October 31, 2007	6.70	.26	.03	.29	(.27)	(.27)	—	6.72	4.43	110,495	1.73	3.96	322.90 [g]
October 31, 2006	6.68	.22 [f]	.04	.26	(.24)	(.24)	—	6.70	3.92	154,775	1.70 [f]	3.37 [f]	238.67 [g]
October 31, 2005	6.82	.18	(.16)	.02	(.16)	(.16)	—	6.68	.28	229,794	1.73	2.64	300.04 [g]
October 31, 2004	6.65	.14	.18	.32	(.15)	(.15)	—	6.82	4.79	323,527	1.74	2.12	441.06

Class C
April 30, 2009 **	$5.33	.09	.22	.31	(.22)	(.22)	—	$5.42	6.09 *	$19,679	.86 *	1.75 *	189.64 *[g]
October 31, 2008	6.74	.33	(1.33)	(1.00)	(.41)	(.41)	—	5.33	(15.67)	16,414	1.74	5.16	200.36 [g]
October 31, 2007	6.72	.26	.03	.29	(.27)	(.27)	—	6.74	4.41	20,396	1.73	3.93	322.90 [g]
October 31, 2006	6.70	.22 [f]	.04	.26	(.24)	(.24)	—	6.72	3.92	21,736	1.70 [f]	3.33 [f]	238.67 [g]
October 31, 2005	6.84	.18	(.16)	.02	(.16)	(.16)	—	6.70	.28	24,644	1.73	2.66	300.04 [g]
October 31, 2004	6.67	.14	.18	.32	(.15)	(.15)	—	6.84	4.79	29,059	1.74	2.10	441.06

Class M
April 30, 2009 **	$5.28	.10	.21	.31	(.23)	(.23)	—	$5.36	6.23 *	$165,425	.61 *	2.05 *	189.64 *[g]
October 31, 2008	6.68	.36	(1.31)	(.95)	(.45)	(.45)	—	5.28	(15.19)	167,743	1.24	5.67	200.36 [g]
October 31, 2007	6.67	.30	.02	.32	(.31)	(.31)	—	6.68	4.86	253,457	1.23	4.45	322.90 [g]
October 31, 2006	6.66	.25 [f]	.03	.28	(.27)	(.27)	—	6.67	4.38	331,997	1.20 [f]	3.85 [f]	238.67 [g]
October 31, 2005	6.80	.21	(.15)	.06	(.20)	(.20)	—	6.66	.84	420,886	1.23	3.15	300.04 [g]
October 31, 2004	6.63	.17	.18	.35	(.18)	(.18)	—	6.80	5.40	556,725	1.24	2.62	441.06

Class R
April 30, 2009 **	$5.34	.10	.22	.32	(.23)	(.23)	—	$5.43	6.35 *	$1,693	.61 *	1.98 *	189.64 *[g]
October 31, 2008	6.76	.36	(1.33)	(.97)	(.45)	(.45)	—	5.34	(15.30)	1,448	1.24	5.54	200.36 [g]
October 31, 2007	6.74	.30	.03	.33	(.31)	(.31)	—	6.76	4.98	1,062	1.23	4.38	322.90 [g]
October 31, 2006	6.72	.25 [f]	.04	.29	(.27)	(.27)	—	6.74	4.50	755	1.20 [f]	3.70 [f]	238.67 [g]
October 31, 2005	6.87	.23	(.18)	.05	(.20)	(.20)	—	6.72	.72	400	1.23	3.29	300.04 [g]
October 31, 2004	6.69	.18	.18	.36	(.18)	(.18)	—	6.87	5.47	62	1.24	2.57	441.06

Class Y
April 30, 2009 **	$5.40	.15	.18	.33	(.24)	(.24)	—	$5.49	6.53 *	$154,168	.36 *	3.05 *	189.64 *[g]
October 31, 2008	6.82	.40	(1.35)	(.95)	(.47)	(.47)	—	5.40	(14.85)	790,264.74		6.14	200.36 [g]
October 31, 2007	6.79	.33	.04	.37	(.34)	(.34)	—	6.82	5.54	1,126,527.73		4.93	322.90 [g]
October 31, 2006	6.77	.29 [f]	.03	.32	(.30)	(.30)	—	6.79	4.89	1,193,654	.70 [f]	4.30 [f]	238.67 [g]
October 31, 2005	6.91	.25	(.16)	.09	(.23)	(.23)	—	6.77	1.28	1,029,647.73		3.69	300.04 [g]
October 31, 2004	6.72	.21	.19	.40	(.21)	(.21)	—	6.91	6.06	880,124.74		3.01	441.06

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

70	71

Financial highlights (Continued)

* Not annualized.

**Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to April 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2009	0.12%

October 31, 2008	0.09

October 31, 2007	0.08

October 31, 2006	0.05

October 31, 2005	0.03

October 31, 2004	<0.01

c Amount represents less than $0.01 per share.

d Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

e Includes amounts paid through expense offset arrangements (Note 2).

f Reflects a non-recurring reimbursement to the fund from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to less than $0.01 per share and 0.03% of average net assets for the period ended October 31, 2006.

g Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 4/30/09 (Unaudited)

Note 1: Significant accounting policies

Putnam Income Fund (the “fund”), a diversified Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes to be prudent risk. The fund invests in a portfolio of debt securities, both government and corporate obligations, and may invest in preferred stocks and common stocks. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

J) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a speci-fied threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

As of April 30, 2009, due to a decrease in the fund’s net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At April 30, 2009, the fund had net unrealized gains of $104,311,155 and net unrealized losses of $91,672,830 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

K) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

M) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At April 30, 2009, the fund had no securities out on loan.

O) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At October 31, 2008, the fund had a capital loss carryover of $166,538,840 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss Carryover	Expiration

$9,580,324	Oct ober 31, 2009

15,454,954	Oct ober 31, 2013

14,607,635	Oct ober 31, 2014

126,895,927	October 31, 2016

The aggregate identified cost on a tax basis is $1,816,114,708, resulting in gross unrealizedappreciation and depreciation of $60,754,120 and $175,498,880, respectively, or net unrealized depreciation of $114,744,760.

P) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative
services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through October 31, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended April 30, 2009, Putnam Management waived $1,160,945 of its management fee from the fund.

On September 26, 2008, the fund entered into Agreements with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $2,948,825 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to Lehman Brothers Special Financing, Inc. and is included in the Statement of assets and liabilities within Payable for investments purchased. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreements will be recorded as realized gain or loss.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Prior to December 31, 2008, these services were provided by Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management. Putnam Investor Services, Inc. and Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the period ended April 30, 2009 are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the period ended April 30, 2009, the fund’s expenses were reduced by $13,134 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $673, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the period ended April 30, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $28,163 and $12,413 from the sale of class A and class M shares, respectively, and received $32,503 and $1,616 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the period ended April 30, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received $3,181 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the period ended April 30, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,852,639,383 and $2,691,768,117, respectively. There were no purchases or sales of U.S. government securities.

For the period ended April 30, 2009, the fund had redemptions to affiliated funds which resulted in redemptions out of the fund totaling $487,404,499, including cash redemptions of $10,369,403.

Written option transactions during the period ended
April 30, 2009, are summarized as follows:

	Contract	Premiums
	Amounts	Received

Written options
outstanding at
beginning of period	$1,056,851,000	$46,373,762

Options opened	132,634,000	5,968,530

Options exercised	—	—

Options expired	(244,848,000)	(7,314,834)

Options closed	—	—

Written options
outstanding at
end of period	$944,637,000	$45,027,458

Note 4: Capital shares

At April 30, 2009, there was an unlimited number of shares of beneficial interest authorized. In certain circumstances shares may be purchased or redeemed through the delivery to the fund or receipt by the holders, respectively, of securities, the fair value of which is used to determine the number of shares issued or redeemed. Transactions in capital shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08

Class A	Shares	Amount	Shares	Amount

Shares sold	11,904,573	$60,955,174	21,752,218	$142,173,993

Shares issued in connection with	3,573,443	18,128,121	6,760,403	43,497,295
reinvestment of distributions

	15,478,016	79,083,295	28,512,621	185,671,288

Shares repurchased	(26,896,628)	(136,081,481)	(41,670,108)	(266,129,201)

Net decrease	(11,418,612)	$(56,998,186)	(13,157,487)	$(80,457,913)

	Six months ended 4/30/09		Year ended 10/31/08

Class B	Shares	Amount	Shares	Amount

Shares sold	780,435	$3,964,936	1,584,663	$10,299,308

Shares issued in connection with	353,414	1,778,052	773,388	4,960,947
reinvestment of distributions

	1,133,849	5,742,988	2,358,051	15,260,255

Shares repurchased	(3,596,810)	(18,233,166)	(8,044,172)	(51,673,753)

Net decrease	(2,462,961)	$(12,490,178)	(5,686,121)	$(36,413,498)

	Six months ended 4/30/09		Year ended 10/31/08

Class C	Shares	Amount	Shares	Amount

Shares sold	1,269,787	$6,509,383	1,252,390	$8,189,286

Shares issued in connection with	100,372	507,481	168,291	1,077,051
reinvestment of distributions

	1,370,159	7,016,864	1,420,681	9,266,337

Shares repurchased	(816,895)	(4,110,980)	(1,367,549)	(8,545,299)

Net increase	553,264	$2,905,884	53,132	$721,038

	Six months ended 4/30/09		Year ended 10/31/08

Class M	Shares	Amount	Shares	Amount

Shares sold	1,189,890	$6,042,981	594,579	$3,823,974

Shares issued in connection with	51,246	256,583	91,701	583,154
reinvestment of distributions

	1,241,136	6,299,564	686,280	4,407,128

Shares repurchased	(2,163,600)	(10,736,081)	(6,837,946)	(43,480,869)

Net decrease	(922,464)	$(4,436,517)	(6,151,666)	$(39,073,741)

	Six months ended 4/30/09		Year ended 10/31/08

Class R	Shares	Amount	Shares	Amount

Shares sold	70,183	$356,437	169,375	$1,108,766

Shares issued in connection with	12,279	62,245	15,709	100,142
reinvestment of distributions

	82,462	418,682	185,084	1,208,908

Shares repurchased	(41,558)	(211,778)	(71,169)	(447,754)

Net increase	40,904	$206,904	113,915	$761,154

	Six months ended 4/30/09		Year ended 10/31/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	13,756,061	$70,945,369	44,660,333	$291,913,128

Shares issued in connection with	2,418,731	12,295,254	11,425,176	74,094,826
reinvestment of distributions

	16,174,792	83,240,623	56,085,509	366,007,954

Shares repurchased	(30,507,071)	(156,763,767)	(74,990,907)	(489,548,791)

Redemptions in kind	(103,929,215)	(477,035,096)	—	—

Net decrease	(118,261,494)	$(550,558,240)	(18,905,398)	$(123,540,837)

Note 5: Investment in Putnam Money Market
Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $10,976 for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $99,815,869 and no monies, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8: New accounting pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

In April 2009, FASB issued a new FASB Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Putnam Management believes applying the provisions of FSP FAS 157-4 will not have a material impact on the funds financial statements.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth
Growth Opportunities Fund
International New Opportunities Fund*
New Opportunities Fund
Small Cap Growth Fund*
Vista Fund
Voyager Fund

Blend
Capital Opportunities Fund*
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund

Value
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
Small Cap Value Fund*

Income
American Government Income Fund
Diversified Income Trust
Floating Rate Income Fund
Global Income Trust*
High Yield Advantage Fund*
High Yield Trust*
Income Fund
Money Market Fund†
U.S. Government Income Trust

* A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

† An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Tax-free income
AMT-Free Municipal Fund‡
Tax Exempt Income Fund
Tax Exempt Money Market Fund†
Tax-Free High Yield Fund

State tax-free income funds:
Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

Absolute Return
Absolute Return 100 Fund
Absolute Return 300 Fund
Absolute Return 500 Fund
Absolute Return 700 Fund

Global Sector
Global Consumer Fund
Global Energy Fund
Global Financials Fund
Global Health Care Fund§
Global Industrials Fund
Global Natural Resources Fund
Global Technology Fund
Global Telecommunications Fund
Global Utilities Fund**

Asset allocation
Income Strategies Fund
Putnam Asset Allocation Funds — three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

Putnam RetirementReady®
Putnam RetirementReady Funds — 10 investment portfolios that offer diversification among stocks, bonds, and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

The 10 funds:
Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

‡ Prior to November 30, 2008, the fund was known as Putnam AMT-Free Insured Municipal Fund.

§ Prior to January 2, 2009, the fund was known as Putnam Health Sciences Trust.

** Prior to January 2, 2009, the fund was known as Putnam Utilities Growth and Income Fund.

With the exception of money market funds, a 1% redemption fee may be applied to shares exchanged or sold within 7 days of purchase (90 days, for certain funds).

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our Web site.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	George Putnam, III	Beth S. Mazor
Putnam Investment	Robert L. Reynolds	Vice President
Management, LLC	W. Thomas Stephens
One Post Office Square	Richard B. Worley	James P. Pappas
Boston, MA 02109		Vice President
Officers
Marketing Services	Charles E. Haldeman, Jr.	Francis J. McNamara, III
Putnam Retail Management	President	Vice President and
One Post Office Square		Chief Legal Officer
Boston, MA 02109	Charles E. Porter
	Executive Vice President,	Robert R. Leveille
Custodian	Principal Executive Officer,	Vice President and
State Street Bank and	Associate Treasurer and	Chief Compliance Officer
Trust Company	Compliance Liaison
Mark C. Trenchard
Legal Counsel	Jonathan S. Horwitz	Vice President and
Ropes & Gray LLP	Senior Vice President	BSA Compliance Officer
and Treasurer
Trustees		Judith Cohen
John A. Hill, Chairman	Steven D. Krichmar	Vice President, Clerk and
Jameson A. Baxter,	Vice President and	Assistant Treasurer
Vice Chairman	Principal Financial Officer
Ravi Akhoury		Wanda M. McManus
Charles B. Curtis	Janet C. Smith	Vice President, Senior Associate
Robert J. Darretta	Vice President, Principal	Treasurer and Assistant Clerk
Myra R. Drucker	Accounting Officer and
Charles E. Haldeman, Jr.	Assistant Treasurer	Nancy E. Florek
Paul L. Joskow		Vice President, Assistant Clerk,
Elizabeth T. Kennan	Susan G. Malloy	Assistant Treasurer and
Kenneth R. Leibler	Vice President and	Proxy Manager
Robert E. Patterson	Assistant Treasurer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS
One Post Office Square
Boston, MA 02109
putnam.com
1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Forwarding service requested

SA035 256626 6/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: June 26, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: June 26, 2009